[EATON VANCE-Registered Trademark- MUTUAL FUNDS LOGO]
MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES -REGISTERED TRADEMARK-

                                                               [EDUCATION SIGN]


Semiannual Report January 31, 2001

                                   EATON VANCE
                                   MUNICIPALS
                                      TRUST
  [CARS ON HIGHWAY]
                                                                         Arizona

                                                                        Colorado

                                                                     Connecticut

                                                                        Michigan
  [BRIDGE]
                                                                       Minnesota

                                                                      New Jersey

                                                                    Pennsylvania

                                                                           Texas

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
PRESIDENT

As most fixed-income investors know, municipal bonds have long occupied a unique position among investment asset classes. Historically, the $1.5 trillion municipal market has financed a broad range of important public projects, including utilities, transportation facilities, hospitals, education, economic development and housing projects. These projects address the needs of local and state communities, generate new employment opportunities and improve the quality of life for many citizens. We thought it might be helpful to shareholders to begin a series of discussions with a broad overview of this vital market.

REVENUE BONDS: PROVIDING FINANCING FOR ESSENTIAL, FEE-BASED SERVICES...

Roughly two-thirds of all municipal bond issuance over the past decade has consisted of revenue bonds. These bonds are issued by entities that charge their customers a fee to provide essential services and include a very broad range of issuers. Electric and water utilities, airport and turnpike authorities, housing projects and hospitals are just a few examples of entities that issue revenue bonds. Interest payments to bondholders are paid from user fees paid for services: water bills paid by homeowners; highway tolls paid by motorists; hospital fees paid by patients and health insurers.

Credit quality is, of course, a critical determinant in the municipal market. Municipal bond analysts look for trends that may impact an issuer's revenue base. For revenue bonds, those factors may include shifts in demographics within the customer base, a rise or fall in competitive rates for water or electric power, or changes in insurance reimbursements for medical procedures. Those trends bear close watching, for any significant change may have a major impact on the value of an investment. For example, recent changes in Medicare reimbursement policies have posed a serious threat to the financial soundness of many hospitals across the country and have had a major impact on performance within the hospital sector of the municipal bond market.

GENERAL OBLIGATION BONDS: BACKED BY THE "FULL FAITH AND CREDIT"
OF THE ISSUER...

General obligation bonds (GOs) constitute the remaining one-third of the municipal market. Issued by states, counties, cities, towns, villages and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

Analysts examine a community's economic base, looking for sound fundamentals and a strong tax revenue base. In cases where that tax base is threatened, credit quality may be jeopardized. For example, New York City was close to bankruptcy in 1975 and its GO bonds performed very poorly. However, as the City's fortunes improved in the 1980s and 1990s, its revenue base improved significantly, leading to an upgrade in its bonds.

Political changes may also affect general obligations. In 1978, California's Proposition 13 severely limited property taxes and capped annual tax increases. As the property tax rebellion spread to other parts of the country, the impact of those changes was felt in the GO market in other states.

WE BELIEVE THAT MUNICIPAL BONDS DESERVE CONSIDERATION FROM TODAY'S
INVESTORS ...

At Eaton Vance, we have long been a major participant in the municipal market, active in bringing tax-exempt alternatives to investors. While the importance of the municipal market is obvious in the public projects that improve our lives, we believe that municipal bonds play an equally important role for today's tax-conscious investors. We will continue to seek attractive opportunities in this exciting market.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       March 12, 2001

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT UPDATE

The year ended January 31, 2001 was characterized by a significant weakening of the U.S. economy, a dramatic reversal in interest rate trends and an impressive recovery in the municipal bond market. Those trends marked a major turnaround from the previous year.

INFLATION HAWKS LAST YEAR, THE FEDERAL RESERVE DID AN ABOUT-FACE IN 2001 ...

By year-end 2000, it appeared that the Federal Reserve, which in 1999 and early 2000 had pursued a vigorous anti-inflation campaign, may have overshot its target. In Congressional testimony, Fed Chairman Greenspan described the economy as generating "near zero growth." The weaker economy was reflected in lower industrial production, declining capital investment and disappointing corporate earnings. Meanwhile, consumers, unnerved by reports of mounting layoffs and a major correction in the stock market, sharply curtailed their spending habits. Not surprisingly, the nation's Gross Domestic Product - a measure of the goods and services produced in the U.S. - registered only a modest 1.4% annualized growth rate in the fourth quarter of 2000, according to preliminary figures. That was significantly weaker than last year's robust pace and the weakest quarterly showing since 1996.

MUNICIPAL BONDS HAVE MOUNTED A STRONG RECOVERY IN THE PAST YEAR...

In the second half of 2000, the Fed indicated that the weak economy represented a more serious threat than inflation and signaled a more accommodative monetary policy. In January 2001, amid increasing signs of a slowdown, the Fed took dramatic steps to reinvigorate the economy, lowering, in two separate moves, its benchmark Federal Funds rate by a total of 100 basis points (1.0%). The bond markets, which move in the opposite direction of interest rates, continued the rally begun in 2000. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 13.28% during the year ended
January 31, 2001, regaining the ground lost in the previous year.*

Municipal bonds yield 96% of Treasury yields

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

5.28%                               8.74%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (GO) Bonds*      in 39.6% tax bracket

5.50%
30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the funds' yields. Statistics as of January 31, 2001.

Past performance is no guarantee of future results.
Source: Bloomberg L.P.


MODERATING ECONOMIC GROWTH BODES WELL FOR THE BOND MARKET...

Naturally, the outlook for the municipal market will depend on the relative strength of the economy and future Fed actions. The Fed has indicated its determination to engineer a "soft landing" for the economy, a positive sign for the bond market. Municipal bond supply represents another encouraging trend. Municipal bond issuance in 2000 fell well below that of the previous year and indications point to modest new issuance again in 2001. In addition, demand has increased due to the unfavorable climate for equities. The result suggests a more favorable supply-and-demand balance for the foreseeable future.

While the economy will bear close watching in coming months, a moderating economic environment has historically been good for bond investors. In addition, with memories of this year's stock market volatility still fresh, municipal bonds represent an alternative investment. We believe that in today's uncertain economy, municipal bonds can provide diversification, attractive income and tax-efficiency for investors.

*It is not possible to invest directly in an Index.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Arizona's economy remained strong in 2000. Consumer spending was robust, reaching near-record levels in the fourth quarter of 2000. The state led the U.S. in job creation through most of 2000, with manufacturing jobs making a notable improvement. The economic forecast calls for continued growth, but at a slower pace, heading into 2001.

- Management adjusted Portfolio structure amidst changing market conditions, including updating call protection and establishing tax losses, which may be used to offset future capital gains. The Portfolio also maintained a well-diversified coupon allocation, balancing higher-income issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

PORTFOLIO STATISTICS*
----------------------------------------------
- Number of Issues:                 51
- Average Maturity:                 19.0 years
- Average Rating:                   AA-
- Average Call:                     6.7 years
- Average Dollar Price:             $94.58

RATING DISTRIBUTION*
--------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                     52.0%
AA                      14.3%
A                        9.3%
BBB                      4.5%
BB                       5.1%
B                        0.9%
Non-Rated               13.4%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.32% and 5.92%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.82 on January 31, 2001 from $9.48 on July 31, 2000, and the reinvestment of $0.251 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.92 from $10.54, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.09% for Class A and 4.35% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.87% and 7.58%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.67% and 4.12%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.14% and 7.18%, respectively.(4)

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

FIVE LARGEST SECTORS*
---------------------------------------
By total net assets

Insured Hospital**                 16.5%
Escrowed/Prerefunded               14.9%
Insured Special Tax Revenue**       9.1%
Housing                             6.9%
Electric Utilities                  6.4%

* May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                   CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           14.51%        13.65%
Five Years                          4.92          4.17
Life of Fund+                       4.94          6.32
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                            9.08%         8.65%
Five Years                          3.90          3.83
Life of Fund+                       4.23          6.32

+Inception date: Class A: 12/13/93; Class B: 7/25/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.64% combined state and federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee offuture results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Colorado maintained its healthy economic growth through 2000. Unemployment remained low, and new construction and retail sales were extremely strong. The economic picture in the state is expected to remain healthy, although growth will likely continue at a moderate rate, in keeping with national trends.

- Insured transportation bonds** were the Portfolio's largest sector weighting, and included issues from the Colorado Public Highway Authority. The state's transportation-related revenues grew significantly this year, as highway construction continued to accelerate in Colorado.

PORTFOLIO STATISTICS*
---------------------------------------
- Number of Issues:                  39
- Average Maturity:          21.6 years
- Average Rating:                   AA-
- Average Call:               8.0 years
- Average Dollar Price:          $91.53


RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                      53.2%
AA                        7.5%
A                        14.1%
BBB                       7.6%
BB                        0.9%
Non-Rated                16.7%


THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.65% and 6.33%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.51 on January 31, 2001 from $9.16 on July 31, 2000, and the reinvestment of $0.252 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.36 from $9.97, and the reinvestment of $0.234 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.26% for Class A and 4.52% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.14% and 7.86%, respectively.(4)

- The SEC30-day yields for Class A and B shares at January 31 were 4.77% and 4.23%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields` of 8.29% and 7.35%, respectively.(4)


FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

Insured Transportation**        19.3%
Housing                         13.4%
Hospital                        11.5%
Education                        8.0%
Insured General Obligations      7.3%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                    CLASS A        CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                            14.64%         13.78%
Five Years                           5.04           4.28
Life of Fund+                        4.65           5.42
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                             9.15%          8.78%
Five Years                           4.04           3.95
Life of Fund+                        3.93           5.42

+Inception date: Class A: 12/10/93; Class B: 8/25/92

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
   (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
   (4)Taxable-equivalent rates assume maximum 42.47% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Despite a nationwide economic slowdown, Connecticut's economy proved resilient in 2000. The seasonally adjusted unemployment rate was a remarkably low 1.9%, versus 4.2% for the U.S. as a whole. The economy is expected to continue to grow in 2001, but at a much slower pace.

- Education bonds and insured education bonds** were among the largest sector weightings. Investments included projects for such institutions as Yale University, Fairfield University and the University of Connecticut.

- The Fund's Class A shares were ranked #1 of 28 Funds in the Connecticut Municipal Debt peer group for the year ended January 31, 2001, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.+

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:           70
- Average Maturity:           19.6 years
- Average Rating:             AA-
- Average Call:               6.4 years
- Average Dollar Price:       $101.75

RATING DISTRIBUTION*
---------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                        39.7%
AA                         20.8%
A                          12.9%
BBB                        15.2%
Non-Rated                  11.4%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.65% and 6.25%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.55 on January 31, 2001 from $10.14 on July 31, 2000, and the reinvestment of $0.257 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.50 from $10.09, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 4.83% for Class A and 4.08% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.37% and 7.07%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.34% and 3.78%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.52% and 6.55%, respectively.(4)

FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

Insured Education**             11.4%
Nursing Home                    10.1%
Education                        9.9%
Insured Hospital**               5.9%
General Obligation               5.7%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

+ Lipper rankings are based on total return and do not take sales charges into consideration. In Lipper's Connecticut Municipal Debt Fund category as of 1/31/01, Eaton Vance Connecticut Municipals Fund Class A ranked #3 out of 22 funds for 5 years. Rankings for other Classes may vary. It is not possible to invest directly in a Lipper Average.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                   CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           13.81%        12.92%
Five Years                          5.35          4.48
Life of Fund++                      6.30          5.43
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                            8.36%         7.92%
Five Years                          4.32          4.14
Life of Fund++                      5.53          5.43

++Inception date: Class A: 4/19/94; Class B: 5/1/92

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
   (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.32% combined federal and state income tax rate.
   A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Michigan is experiencing a slowdown in state sales and income tax revenues, indicative of the slowing economy. Total revenues are down by 3.1% in first quarter 2001. The unemployment rate crept to 4.5% in January 2001, and a nationwide decline in consumer spending has resulted in lower automotive sales.

- Insured general obligations (GOs)** remained a major emphasis of the Portfolio. County and city GOs represented very high quality and excellent liquidity in a market characterized by exceptionally low new issuance.

- The Fund's Class A shares were ranked #1 of 42 Funds in the Michigan Municipal Debt peer group for the year ended January 31, 2001, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.+

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:          59
- Average Maturity:          21.2 years
- Average Rating:            AA-
- Average Call:              6.9 years
- Average Dollar Price:      $95.39

RATING DISTRIBUTION*
---------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                    55.2%
AA                      1.2%
A                      23.8%
BBB                     7.6%
BB                      0.8%
Non-Rated              11.4%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 7.72% and 7.37%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.49 on January 31, 2001 from $9.04 on July 31, 2000, and the reinvestment of $0.239 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.60 from $10.09, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.02% for Class A and 4.25% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.79% and 7.44%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.38% and 3.84%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.67% and 6.72%, respectively.4


FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

Insured General Obligation**          16.7%
Insured Water & Sewer**               12.9%
Hospital                              12.0%
Special Tax Revenue                    9.1%
Industrial Development Bond            8.4%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

+ Lipper rankings are based on total return and do not take sales charges into consideration. In Lipper's Michigan Municipal Debt Fund category as of 1/31/01, Eaton Vance Michigan Municipals Fund Class A ranked #17 out of 34 funds for 5 years. Rankings for other Classes may vary. It is not possible to invest directly in a Lipper Average.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                   CLASS A           CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           16.56%           15.65%
Five Years                          4.70             4.09
Life of Fund++                      4.46             5.83
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           11.02%           10.65%
Five Years                          3.69             3.75
Life of Fund++                      3.75             5.83

++Inception date: Class A: 12/7/93; Class B: 4/19/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value
   (NAV). (4)Taxable-equivalent rates assume maximum 42.86% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule:
   5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year;
   1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Minnesota outperformed the nation in seasonally adjusted unemployment rate in January, 2001: 3.1% versus 4.7%. Consistent with the U.S. economy, Minnesota's forecast is for modest economic growth, but growth at a slower rate, as the labor market tightens and wage and price pressures begin to kick in.

- In a low supply environment, management was able to add two new holdings to the Portfolio in the form of public power bonds issued by the towns of Chaska and Rochester. Hospital bonds were also a major focus of the Portfolio, although management remained highly selective in this extremely competitive area.

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:          48
- Average Maturity:          21.1 years
- Average Rating:            AA-
- Average Call:              6.6 years
- Average Dollar Price:      $96.07

RATING DISTRIBUTION*
---------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                      37.5%
AA                       19.1%
A                        17.2%
BBB                      14.5%
Non-Rated                11.7%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 5.96% and 5.50%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.36 on January 31, 2001 from $9.07 on July 31, 2000, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.08 from $9.77, and the reinvestment of $0.221 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.18% for Class A and 4.38% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.32% and 7.88%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.70% and 4.20%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.46% and 7.56%, respectively.(4)


FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

[EDGAR] REPRESENTATION OF PRINTED GRAPHIC]

Hospital                        15.4%
Housing                         11.6%
Insured Electric Utilities**     11.3%
Industrial Development Bond     10.1%
Electric Utilities               8.2%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.


-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                CLASS A             CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                        13.36%             12.63%
Five Years                       4.63               3.81
Life of Fund+                    4.37               5.16
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         8.02%              7.63%
Five Years                       3.61               3.48
Life of Fund+                    3.66               5.16

+ Inception date: Class A: 12/9/93; Class B: 7/29/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
   (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
   (4)Taxable-equivalent rates assume maximum 44.43% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule:
   5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
   1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- New Jersey non-farm payroll employment reached record highs in December 2000, led by advances in the construction and service industries. The Middle Atlantic Consumer Confidence Index continued to decline at the year-end, however, consistent with national trends.

- The New Jersey bond market had a higher supply of issues in which to invest than many other states. Management was able to improve the coupon structure of the Portfolio by purchasing lower-coupon bonds with good upside trading potential, despite a falling interest-rate environment.

- Healthcare issues provided attractive opportunities to add new names or to increase existing positions in the Portfolio. Despite a highly competitive field, there are a number of companies in New Jersey that management believes may be well-positioned to withstand the turbulent healthcare market going forward.

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:           81
- Average Maturity:           28.7 years
- Average Rating:             A
- Average Call:               10.0 years
- Average Dollar Price:       $96.14

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                           22.2%
AA                            17.4%
A                             17.7%
BBB                           14.8%
BB                             6.6%
B                              1.0%
Non-Rated                     20.3%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.63% and 6.24%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.13 on January 31, 2001 from $9.76 on July 31, 2000, and the reinvestment of $0.269 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.57 from $10.18, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.28% for Class A and 4.49% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.34% and 7.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.04% and 4.47%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.91% and 7.90%, respectively.(4)


FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

Transportation                        19.2%
Industrial Development Bond           15.8%
Hospital                              14.4%
Insured Transportation**               5.5%
Cogeneration                           5.4%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

-------------------------------------------------------------------------------
FUND INFORMATION AS OF
JANUARY 31, 2001

PERFORMANCE(6)                     CLASS A         CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                            14.72%          14.04%
Five Years                           5.09            4.24
Ten Years                            N.A.            5.90
Life of Fund+                        5.99            5.96
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                             9.22%           9.04%
Five Years                           4.07            3.91
Ten Years                            N.A.            5.90
Life of Fund+                        5.23            5.96

+Inception date: Class A: 4/13/94; Class B: 1/8/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
   (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
   (4)Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule:
   5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
   1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Pennsylvania's economy remained healthy in 2000, although trends at the national level augured the potential for a slowdown. The service sector was again responsible for most job creation, with government and transportation leading the way. The state's January 2001 jobless rate was 4.9%, a slight gain from 4.6% a year ago.

- The Pennsylvania municipal market was characterized by very little attractive new issuance during 2000. In an uncertain economic climate, management remained highly selective in selecting bonds to improve liquidity and extend trading flexibility.

- Management continued to focus on bonds that have superior call protection. Management believes that, over the long-term, providing consistent call protection is an increasingly important strategic consideration.

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:          99
- Average Maturity:          19.5 years
- Average Rating:            A+
- Average Call:              6.1 years
- Average Dollar Price:      $94.68

RATING DISTRIBUTION*
---------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                     50.4%
AA                       0.9%
A                       11.7%
BBB                     15.7%
BB                       2.6%
Non-Rated               18.7%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.32% and 5.86%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.80 on January 31, 2001 from $9.48 on July 31, 2000, and the reinvestment of $0.272 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.13 from $9.80, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.51% for Class A and 4.69% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.39% and 7.99%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.90% and 4.42%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.35% and 7.53%, respectively.(4)


FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

Industrial Development Bond**           14.6%
Insured General Obligations**           14.0%
Escrowed/Prerefunded                    11.0%
Hospital                                 9.5%
Insured Electric Utilities               8.8%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.


-------------------------------------------------------------------------------
FUND INFORMATION AS OF
JANUARY 31, 2001

PERFORMANCE(6)                CLASS A            CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                        12.18%             11.32%
Five Years                       4.46               3.58
Ten Years                        N.A.               5.57
Life of Fund+                    5.54               5.60
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                        6.86%               6.32%
Five Years                      3.45                3.26
Ten Years                       N.A.                5.57
Life of Fund+                   4.77                5.60

+Inception date: Class A: 6/1/94; Class B: 1/8/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value
   (NAV). (4)Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
   (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TEXAS MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- The Texas economy continued to be relatively healthy in 2000. At the end of January 2001, the state's seasonally adjusted unemployment rate was 3.8%, well below the national rate of 4.7%. Over the past six months, the growth in job creation was led by construction, transportation, communications, and utilities.

- Management balanced premium bonds with zero coupon and deep discount bonds, thus gaining exposure to good income while enhancing the Portfolio's appreciation potential. In addition, housing bonds again provided very attractive yields. General obligations (GOs) and insured hospital bonds ** were among the Portfolio's other largest sector weightings.

PORTFOLIO STATISTICS*
---------------------------------------

- Number of Issues:          27
- Average Maturity:          21.1 years
- Average Rating:            AA-
- Average Call:              7.4 years
- Average Dollar Price:      $93.49

RATING DISTRIBUTION*
---------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                            52.9%
AA                             14.6%
Non-Rated                      16.2%
BBB                             5.9%
A                              10.4%

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.62% and 6.19%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.57 on January 31, 2001 from $9.21 on July 31, 2000, and the reinvestment of $0.241 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.71 from $10.31, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.02% for Class A and 4.30% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.31% and 7.12%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.26% and 3.67%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.05% and 6.08%, respectively.(4)


FIVE LARGEST SECTORS*
-------------------------------------------------------------------------------
By total net assets

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

General Obligation             27.8%
Housing                        12.9%
Insured Hospital**             10.7%
Hospital                       10.2%
Industrial Development Bond     7.9%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)             CLASS A           CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                     14.61%          13.62%
Five Years                    5.31            4.55
Life of Fund+                 4.76            5.95
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                      9.16%           8.62%
Five Years                    4.29            4.21
Life of Fund+                 4.05            5.95

+Inception date: Class A: 12/8/93; Class B: 3/24/92

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

   Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $68,716,472    $30,437,257     $129,693,627     $78,952,322
   Unrealized appreciation        3,675,428        605,153        5,918,028       5,470,052
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $72,391,900    $31,042,410     $135,611,655     $84,422,374
--------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   232,883    $    51,576     $    289,408     $    35,007
--------------------------------------------------------------------------------------------
TOTAL ASSETS                    $72,624,783    $31,093,986     $135,901,063     $84,457,381
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    32,067    $        --     $    168,024     $   122,071
Dividends payable                   137,685         62,911          252,302         151,134
Payable to affiliate for
   Trustees' fees                        10             62            1,071              20
Payable to affiliate for
   service fees                      12,359          5,444           19,548          14,506
Accrued expenses                     33,347         10,393           27,298          38,133
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   215,468    $    78,810     $    468,243     $   325,864
--------------------------------------------------------------------------------------------
NET ASSETS                      $72,409,315    $31,015,176     $135,432,820     $84,131,517
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                 $70,094,972    $31,294,996     $133,767,177     $80,407,607
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)              (1,197,656)      (862,116)      (4,217,540)     (1,670,216)
Accumulated distributions in
   excess of net investment
   income                          (163,429)       (22,857)         (34,845)        (75,926)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of
   identified cost)               3,675,428        605,153        5,918,028       5,470,052
--------------------------------------------------------------------------------------------
TOTAL                           $72,409,315    $31,015,176     $135,432,820     $84,131,517
--------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $ 3,859,667    $ 2,720,251     $ 10,628,094     $ 2,910,921
SHARES OUTSTANDING                  393,085        285,986        1,007,644         306,666
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.82    $      9.51     $      10.55     $      9.49
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.31    $      9.98     $      11.08     $      9.96
--------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                      $68,549,648    $28,294,925     $124,804,726     $81,220,596
SHARES OUTSTANDING                6,277,007      2,730,860       11,891,386       7,662,851
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.92    $     10.36     $      10.50     $     10.60
--------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
-----------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $47,567,076     $240,024,995      $234,221,503     $ 9,418,468
   Unrealized appreciation
      (depreciation)               2,055,564       10,675,079           (94,669)        646,254
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $49,622,640     $250,700,074      $234,126,834     $10,064,722
-----------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $    38,193     $    721,581      $     56,569     $        --
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                     $49,660,833     $251,421,655      $234,183,403     $10,064,722
-----------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $     4,098     $    194,178      $    117,790     $        --
Dividends payable                     94,736          501,380           452,804          18,973
Payable to affiliate for
   Trustees' fees                         61            1,071                26             422
Payable to affiliate for
   service fees                        9,690           52,051            42,284           1,719
Accrued expenses                      19,944           68,730            70,250          13,858
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                $   128,529     $    817,410      $    683,154     $    34,972
-----------------------------------------------------------------------------------------------
NET ASSETS                       $49,532,304     $250,604,245      $233,500,249     $10,029,750
-----------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------
Paid-in capital                  $51,033,031     $247,657,282      $244,348,060     $ 9,842,343
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)               (3,569,463)      (7,571,777)      (10,484,759)       (420,442)
Accumulated undistributed
   (distributions in excess
   of) net investment income          13,172         (156,339)         (268,383)        (38,405)
Net unrealized appreciation
   (depreciation) from
   Portfolio (computed on the
   basis of identified cost)       2,055,564       10,675,079           (94,669)        646,254
-----------------------------------------------------------------------------------------------
TOTAL                            $49,532,304     $250,604,245      $233,500,249     $10,029,750
-----------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                       $ 5,651,225     $ 16,227,076      $ 10,401,457     $   493,739
SHARES OUTSTANDING                   603,446        1,601,838         1,061,530          51,593
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.36     $      10.13      $       9.80     $      9.57
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $      9.83     $      10.64      $      10.29     $     10.05
-----------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                       $43,881,079     $234,377,169      $223,098,792     $ 9,536,011
SHARES OUTSTANDING                 4,352,839       22,176,812        22,019,676         890,047
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $     10.08     $      10.57      $      10.13     $     10.71
-----------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $2,159,987    $  910,267       $3,891,059      $2,550,556
Expenses allocated from
   Portfolio                       (162,102)      (64,461)        (328,677)       (201,393)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $1,997,885    $  845,806       $3,562,382      $2,349,163
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees fees and expenses       $      927    $      169       $    3,214      $      689
Distribution and service fees
   Class A                            4,443         2,192            8,540           2,788
   Class B                          325,045       135,165          584,774         390,444
Legal and accounting services        13,405        14,718           17,954           8,276
Printing and postage                  4,393         2,127            9,321           7,477
Custodian fee                         6,482         2,425            7,259           7,385
Transfer and dividend
   disbursing agent fees             36,555        10,386           45,451          44,467
Registration fees                     3,219           834            2,876           4,454
Miscellaneous                         3,501         1,663            4,690           4,390
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                   $  397,970    $  169,679       $  684,079      $  470,370
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $1,599,915    $  676,127       $2,878,303      $1,878,793
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $ (117,728)   $  (70,708)      $   47,444      $   43,338
   Financial futures contracts      (94,221)         (754)          (3,205)          4,870
   Options                               --        (5,790)         (23,932)        (15,440)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)         $ (211,949)   $  (77,252)      $   20,307      $   32,768
--------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $2,872,169    $1,268,410       $5,142,272      $4,098,138
   Financial futures contracts      (44,446)       (2,372)         (10,085)         (5,177)
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $2,827,723    $1,266,038       $5,132,187      $4,092,961
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $2,615,774    $1,188,786       $5,152,494      $4,125,729
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $4,215,689    $1,864,913       $8,030,797      $6,004,522
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
----------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $1,497,074      $ 7,801,296       $ 7,688,280      $307,668
Expenses allocated from
   Portfolio                        (105,009)        (677,463)         (612,319)      (36,426)
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $1,392,065      $ 7,123,833       $ 7,075,961      $271,242
----------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------
Trustees fees and expenses        $      147      $     3,214       $     1,765      $    529
Distribution and service fees
   Class A                             5,403           15,226             9,364           397
   Class B                           207,396        1,109,003         1,068,287        45,738
Legal and accounting services         15,235           16,777             8,262        15,997
Printing and postage                   4,328           19,196            21,085         1,008
Custodian fee                          3,608           11,096             8,016         1,795
Transfer and dividend
   disbursing agent fees              19,451           97,359           111,894         4,817
Registration fees                      1,227            5,658             2,322            85
Miscellaneous                          2,456           10,511             8,908         1,939
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $  259,251      $ 1,288,040       $ 1,239,903      $ 72,305
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $1,132,814      $ 5,835,793       $ 5,836,058      $198,937
----------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
----------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  310,892      $  (208,669)      $  (873,514)     $  2,322
   Financial futures contracts      (135,277)      (1,159,521)         (296,585)           --
----------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $  175,615      $(1,368,190)      $(1,170,099)     $  2,322
----------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $1,292,726      $10,278,077       $ 8,811,729      $410,985
   Financial futures contracts        46,864          401,691          (140,838)           --
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $1,339,590      $10,679,768       $ 8,670,891      $410,985
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                           $1,515,205      $ 9,311,578       $ 7,500,792      $413,307
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $2,648,019      $15,147,371       $13,336,850      $612,244
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
    Net investment income          $ 1,599,915    $   676,127     $  2,878,303     $ 1,878,793
    Net realized gain (loss)          (211,949)       (77,252)          20,307          32,768
    Net change in unrealized
   appreciation (depreciation)       2,827,723      1,266,038        5,132,187       4,092,961
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 4,215,689    $ 1,864,913     $  8,030,797     $ 6,004,522
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (111,244)   $   (56,137)    $   (233,140)    $   (72,748)
      Class B                       (1,488,682)      (635,505)      (2,589,869)     (1,800,587)
   In excess of net investment
      income
      Class A                           (2,466)        (2,121)              --              --
      Class B                          (33,680)       (20,736)              --              --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,636,072)   $  (714,499)    $ (2,823,009)    $(1,873,335)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $   598,491    $   747,341     $  2,035,133     $    72,304
      Class B                        2,772,738      1,046,218        3,266,805       1,379,545
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           54,215         24,346           83,678          21,599
      Class B                          551,460        331,274        1,194,346         811,603
   Cost of shares redeemed
      Class A                       (2,015,545)      (159,852)        (717,089)        (21,215)
      Class B                       (5,573,522)    (2,596,276)      (8,466,310)     (7,543,761)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(3,612,163)   $  (606,949)    $ (2,603,437)    $(5,279,925)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(1,032,546)   $   543,465     $  2,604,351     $(1,148,738)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period             $73,441,861    $30,471,711     $132,828,469     $85,280,255
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $72,409,315    $31,015,176     $135,432,820     $84,131,517
-----------------------------------------------------------------------------------------------

Accumulated distributions in
excess of net investment income
included in net assets
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                   $  (163,429)   $   (22,857)    $    (34,845)    $   (75,926)
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
--------------------------------------------------------------------------------------------------
From operations --
    Net investment income           $ 1,132,814     $  5,835,793      $  5,836,058     $   198,937
    Net realized gain (loss)            175,615       (1,368,190)       (1,170,099)          2,322
    Net change in unrealized
   appreciation (depreciation)        1,339,590       10,679,768         8,670,891         410,985
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 2,648,019     $ 15,147,371      $ 13,336,850     $   612,244
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (138,561)    $   (408,175)     $   (275,014)    $    (9,599)
      Class B                          (976,833)      (5,356,940)       (5,378,986)       (189,338)
   In excess of net investment
      income
      Class A                                --           (1,311)               --          (1,024)
      Class B                                --               --                --         (24,446)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(1,115,394)    $ (5,766,426)     $ (5,654,000)    $  (224,407)
--------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $   615,620     $  2,486,268      $  1,163,593     $   147,321
      Class B                         1,322,729        6,609,494         5,143,313         504,913
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                            45,169          136,004           159,192           4,479
      Class B                           517,925        2,507,599         2,170,738          79,530
   Cost of shares redeemed
      Class A                          (250,867)      (1,653,136)         (547,423)        (19,056)
      Class B                        (2,990,217)     (16,783,353)      (19,353,637)     (2,066,828)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $  (739,641)    $ (6,697,124)     $(11,264,224)    $(1,349,641)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $   792,984     $  2,683,821      $ (3,581,374)    $  (961,804)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period              $48,739,320     $247,920,424      $237,081,623     $10,991,554
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $49,532,304     $250,604,245      $233,500,249     $10,029,750
--------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $    13,172     $   (156,339)     $   (268,383)    $   (38,405)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  3,680,195   $ 1,584,544     $  6,327,429    $  4,302,306
   Net realized loss                   (529,246)       (8,510)        (390,165)     (1,636,303)
   Net change in unrealized
      appreciation (depreciation)    (3,319,219)   (1,668,362)      (4,803,569)     (2,819,976)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   (168,270)  $   (92,328)    $  1,133,695    $   (153,973)
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (241,991)  $  (106,729)    $   (458,160)   $   (115,116)
      Class B                        (3,438,204)   (1,484,089)      (5,694,569)     (4,061,767)
   In excess of net investment
      income
      Class A                            (4,234)           --               --              --
      Class B                           (31,164)           --               --              --
   In excess of net realized
      gains
      Class A                                --            --               --         (12,152)
      Class B                                --            --               --        (372,944)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (3,715,593)  $(1,590,818)    $ (6,152,729)   $ (4,561,979)
-----------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  1,256,117   $   409,768     $  2,421,487    $  1,766,416
      Class B                         3,886,251     2,109,410        6,078,777       2,345,318
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           156,624        56,650          266,074          45,897
      Class B                         1,224,573       728,019        2,677,695       2,138,787
   Cost of shares redeemed
      Class A                        (1,568,597)     (379,583)      (2,754,771)       (805,002)
      Class B                       (21,720,622)   (8,492,691)     (29,087,934)    (24,588,871)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(16,765,654)  $(5,568,427)    $(20,398,672)   $(19,097,455)
-----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(20,649,517)  $(7,251,573)    $(25,417,706)   $(23,813,407)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year               $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 73,441,861   $30,471,711     $132,828,469    $ 85,280,255
-----------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------
AT END OF YEAR                     $   (127,272)  $    15,515     $    (90,139)   $    (81,384)
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $  2,518,275    $ 13,078,995      $ 13,017,705     $   592,751
   Net realized gain (loss)             (608,358)        (17,320)          222,468        (291,803)
   Net change in unrealized
      appreciation (depreciation)     (2,012,901)    (13,757,183)      (15,721,958)       (374,388)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                       $   (102,984)   $   (695,508)     $ (2,481,785)    $   (73,440)
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $   (263,336)   $   (896,106)     $   (527,105)    $   (22,049)
      Class B                         (2,143,787)    (11,892,126)      (12,490,600)       (582,429)
   In excess of net investment
      income
      Class A                                 --          (4,341)          (17,518)           (693)
      Class B                                 --              --          (105,334)        (11,501)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $ (2,407,123)   $(12,792,573)     $(13,140,557)    $  (616,672)
--------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $  1,573,689    $  3,218,079      $  1,932,075     $    42,161
      Class B                          2,242,405       9,201,444         7,903,213         487,869
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                            109,042         364,616           332,672           8,438
      Class B                          1,144,172       5,782,003         5,211,975         207,401
   Cost of shares redeemed
      Class A                         (1,249,986)     (6,914,908)       (3,097,089)       (143,305)
      Class B                        (12,747,156)    (58,358,315)      (73,380,671)     (4,597,501)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $ (8,927,834)   $(46,707,081)     $(61,097,825)    $(3,994,937)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $(11,437,941)   $(60,195,162)     $(76,720,167)    $(4,685,049)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
--------------------------------------------------------------------------------------------------
AT END OF YEAR                      $ 48,739,320    $247,920,424      $237,081,623     $10,991,554
--------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                      $     (4,248)   $   (225,706)     $   (450,441)    $   (12,935)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     ARIZONA FUND -- CLASS A
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.480           $ 9.850        $10.200        $10.090
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                 $ 0.246           $ 0.495        $ 0.504        $ 0.499
Net realized and unrealized
   gain (loss)                          0.345            (0.363)        (0.348)         0.126
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.591           $ 0.132        $ 0.156        $ 0.625
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income            $(0.246)          $(0.493)       $(0.504)       $(0.499)
In excess of net investment
   income                              (0.005)           (0.009)        (0.002)        (0.016)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.251)          $(0.502)       $(0.506)       $(0.515)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.820           $ 9.480        $ 9.850        $10.200
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.32%             1.56%          1.48%          6.34%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,860           $ 5,064        $ 5,409        $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.85%(4)          0.89%          0.77%          0.78%
   Expenses after custodian
      fee reduction(3)                   0.83%(4)          0.88%          0.76%          0.76%
   Net investment income                 5.12%(4)          5.30%          4.90%          4.88%
Portfolio Turnover of the
   Portfolio                               10%               25%            38%            23%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  ARIZONA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)        1997         1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.540           $10.950        $11.340        $11.220      $ 10.680     $ 10.530
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.234           $ 0.476        $ 0.472        $ 0.476      $  0.486     $  0.482
Net realized and unrealized
   gain (loss)                          0.385            (0.409)        (0.381)         0.134         0.539        0.161
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.619           $ 0.067        $ 0.091        $ 0.610      $  1.025     $  0.643
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.234)          $(0.473)       $(0.472)       $(0.476)     $ (0.485)    $ (0.488)
In excess of net investment
   income                              (0.005)           (0.004)        (0.009)        (0.014)           --       (0.005)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.239)          $(0.477)       $(0.481)       $(0.490)     $ (0.485)    $ (0.493)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.920           $10.540        $10.950        $11.340      $ 11.220     $ 10.680
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          5.92%             0.81%          0.74%          5.54%         9.85%        6.17%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $68,550           $68,378        $88,682        $99,293      $109,379     $127,681
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.60%(4)          1.63%          1.56%          1.57%         1.58%        1.56%
   Expenses after custodian
      fee reduction(3)                   1.58%(4)          1.62%          1.55%          1.55%         1.57%        1.55%
   Net investment income                 4.33%(4)          4.58%          4.16%          4.22%         4.50%        4.49%
Portfolio Turnover of the
   Portfolio                               10%               25%            38%            23%           10%          18%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                COLORADO FUND -- CLASS A
                                  ----------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------
                                  (UNAUDITED)           2000        1999        1998
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.160         $ 9.570     $ 9.950     $ 9.920
--------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------
Net investment income                 $ 0.239         $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                          0.363          (0.402)     (0.374)      0.038
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.602         $ 0.093     $ 0.133     $ 0.545
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income            $(0.243)        $(0.503)    $(0.513)    $(0.515)
In excess of net investment
   income                              (0.009)             --          --          --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.252)        $(0.503)    $(0.513)    $(0.515)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.510         $ 9.160     $ 9.570     $ 9.950
--------------------------------------------------------------------------------------

TOTAL RETURN(1)                          6.65%           1.18%       1.27%       5.62%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,720         $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           0.91%(3)        0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(2)                   0.87%(3)        0.75%       0.59%       0.71%
   Net investment income                 5.02%(3)        5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                                5%             14%         33%         18%
--------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            COLORADO FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.970         $10.410     $10.820     $10.800     $10.170     $10.020
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.222         $ 0.468     $ 0.467     $ 0.478     $ 0.491     $ 0.480
Net realized and unrealized
   gain (loss)                          0.403          (0.440)     (0.401)      0.025       0.621       0.162
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.625         $ 0.028     $ 0.066     $ 0.503     $ 1.112     $ 0.642
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.228)        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
In excess of net investment
   income                              (0.007)             --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.235)        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.360         $ 9.970     $10.410     $10.820     $10.800     $10.170
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          6.33%           0.45%       0.54%       4.74%      11.26%       6.46%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $28,295         $28,446     $35,703     $37,535     $40,786     $42,972
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           1.62%(3)        1.52%       1.46%       1.51%       1.53%       1.49%
   Expenses after custodian
      fee reduction(2)                   1.58%(3)        1.49%       1.42%       1.48%       1.49%       1.45%
   Net investment income                 4.36%(3)        4.75%       4.32%       4.40%       4.75%       4.69%
Portfolio Turnover of the
   Portfolio                                5%             14%         33%         18%         14%         53%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                                                           1.51%
   Expenses after custodian
      fee reduction(2)                                                                                   1.46%
   Net investment income                                                                                 4.67%
Net investment income per
   share                                                                                              $ 0.478
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CONNECTICUT FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------
                                  (UNAUDITED)           2000        1999        1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.140         $10.460     $10.710       $10.640
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                 $ 0.263         $ 0.521     $ 0.539       $ 0.529
Net realized and unrealized
   gain (loss)                          0.404          (0.323)     (0.258)        0.091
-----------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.667         $ 0.198     $ 0.281       $ 0.620
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income            $(0.257)        $(0.518)    $(0.531)      $(0.529)
In excess of net investment
   income                                  --              --          --        (0.021)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.257)        $(0.518)    $(0.531)      $(0.550)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.550         $10.140     $10.460       $10.710
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.65%           2.09%       2.60%         5.97%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,628         $ 8,851     $ 9,222       $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.80%(4)        0.82%       0.75%         0.76%
   Expenses after custodian
      fee reduction(3)                   0.77%(4)        0.80%       0.73%         0.75%
   Net investment income                 5.01%(4)        5.23%       4.89%         4.93%
Portfolio Turnover of the
   Portfolio                                0%             20%         18%            7%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CONNECTICUT FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    ---------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998(1)        1997         1996
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.090        $ 10.400     $ 10.640      $ 10.570      $ 10.120     $  9.970
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.219        $  0.439     $  0.440      $  0.438      $  0.453     $  0.452
Net realized and unrealized
   gain (loss)                           0.406          (0.321)      (0.243)        0.080         0.450        0.169
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.625        $  0.118     $  0.197      $  0.518      $  0.903     $  0.621
---------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.215)       $ (0.428)    $ (0.437)     $ (0.438)     $ (0.453)    $ (0.452)
In excess of net investment
   income                                   --              --           --        (0.010)           --       (0.019)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.215)       $ (0.428)    $ (0.437)     $ (0.448)     $ (0.453)    $ (0.471)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.500        $ 10.090     $ 10.400      $ 10.640      $ 10.570     $ 10.120
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.25%           1.31%        1.84%         4.99%         9.17%        6.30%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $124,805        $123,978     $149,024      $159,125      $171,634     $181,608
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.60%(4)        1.60%        1.56%         1.59%         1.60%        1.58%
   Expenses after custodian
      fee reduction(3)                    1.57%(4)        1.58%        1.54%         1.58%         1.60%        1.57%
   Net investment income                  4.25%(4)        4.46%        4.11%         4.14%         4.45%        4.45%
Portfolio Turnover of the
   Portfolio                                 0%             20%          18%            7%           11%          23%
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    MICHIGAN FUND -- CLASS A
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.040           $ 9.430        $ 9.820        $ 9.750
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                 $ 0.237           $ 0.480        $ 0.471        $ 0.474
Net realized and unrealized
   gain (loss)                          0.452            (0.356)        (0.385)         0.092
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.689           $ 0.124        $ 0.086        $ 0.566
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income            $(0.239)          $(0.471)       $(0.461)       $(0.496)
From net realized gain                     --                --         (0.015)            --
In excess of net realized gain             --            (0.043)            --             --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.239)          $(0.514)       $(0.476)       $(0.496)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.490           $ 9.040        $ 9.430        $ 9.820
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          7.72%             1.55%          0.81%          5.95%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,911           $ 2,701        $ 1,737        $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.86%(4)          0.81%          0.80%          0.83%
   Expenses after custodian
      fee reduction(3)                   0.85%(4)          0.81%          0.79%          0.81%
   Net investment income                 5.11%(4)          5.40%          4.81%          4.85%
Portfolio Turnover of the
   Portfolio                                6%               30%            31%            26%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 MICHIGAN FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998(1)        1997         1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.090           $10.520       $ 10.950       $ 10.870      $ 10.420     $ 10.250
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.226           $ 0.459       $  0.440       $  0.448      $  0.460     $  0.464
Net realized and unrealized
   gain (loss)                          0.510            (0.401)        (0.420)         0.097         0.454        0.195
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.736           $ 0.058       $  0.020       $  0.545      $  0.914     $  0.659
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.226)          $(0.445)      $ (0.435)      $ (0.448)     $ (0.462)    $ (0.481)
In excess of net investment
   income                                  --                --             --         (0.017)       (0.002)      (0.008)
From net realized gain                     --                --         (0.015)            --            --           --
In excess of net realized gain             --            (0.043)            --             --            --           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.226)          $(0.488)      $ (0.450)      $ (0.465)     $ (0.464)    $ (0.489)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.600           $10.090       $ 10.520       $ 10.950      $ 10.870     $ 10.420
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          7.37%             0.75%          0.11%          5.11%         9.01%        6.50%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $81,221           $82,580       $107,357       $128,216      $148,542     $171,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.61%(4)          1.60%          1.58%          1.59%         1.60%        1.61%
   Expenses after custodian
      fee reduction(3)                   1.60%(4)          1.60%          1.57%          1.57%         1.58%        1.60%
   Net investment income                 4.37%(4)          4.61%          4.03%          4.12%         4.40%        4.44%
Portfolio Turnover of the
   Portfolio                                6%               30%            31%            26%           16%          49%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  MINNESOTA FUND -- CLASS A
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------
                                  (UNAUDITED)           2000        1999(1)        1998(1)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.070         $ 9.460       $ 9.820        $ 9.770
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment income                 $ 0.245         $ 0.491       $ 0.490        $ 0.492
Net realized and unrealized
   gain (loss)                          0.289          (0.395)       (0.351)         0.073
--------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.534         $ 0.096       $ 0.139        $ 0.565
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net investment income            $(0.244)        $(0.486)      $(0.490)       $(0.515)
In excess of net investment
   income                                  --              --        (0.009)            --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.244)        $(0.486)      $(0.499)       $(0.515)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.360         $ 9.070       $ 9.460        $ 9.820
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          5.96%           1.21%         1.34%          5.94%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 5,651         $ 5,079       $ 4,822        $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.86%(4)        0.79%         0.73%          0.73%
   Expenses after custodian
      fee reduction(3)                   0.82%(4)        0.77%         0.71%          0.71%
   Net investment income                 5.26%(4)        5.48%         4.97%          5.03%
Portfolio Turnover of the
   Portfolio                               10%             12%           19%            23%
--------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              MINNESOTA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------------
                                  (UNAUDITED)           2000        1999(1)        1998(1)        1997        1996
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.770         $10.170       $10.540        $10.490      $10.070     $ 9.950
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.226         $ 0.453       $ 0.446        $ 0.439      $ 0.466     $ 0.468
Net realized and unrealized
   gain (loss)                          0.306          (0.418)       (0.369)         0.073        0.415       0.123
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.532         $ 0.035       $ 0.077        $ 0.512      $ 0.881     $ 0.591
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.222)        $(0.435)      $(0.446)       $(0.439)     $(0.461)    $(0.468)
In excess of net investment
   income                                  --              --        (0.001)        (0.023)          --      (0.003)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.222)        $(0.435)      $(0.447)       $(0.462)     $(0.461)    $(0.471)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.080         $ 9.770       $10.170        $10.540      $10.490     $10.070
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          5.50%           0.52%         0.65%          4.99%        9.01%       6.00%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $43,881         $43,660       $55,355        $62,899      $67,781     $74,374
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.60%(4)        1.55%         1.55%          1.58%        1.58%       1.56%
   Expenses after custodian
      fee reduction(3)                   1.56%(4)        1.53%         1.53%          1.56%        1.55%       1.54%
   Net investment income                 4.53%(4)        4.74%         4.21%          4.19%        4.62%       4.63%
Portfolio Turnover of the
   Portfolio                               10%             12%           19%            23%          22%         45%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   NEW JERSEY FUND -- CLASS A
                                  -------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.760           $10.190        $10.590        $10.530
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income                 $ 0.268           $ 0.543        $ 0.548        $ 0.558
Net realized and unrealized
   gain (loss)                          0.371            (0.430)        (0.394)         0.082
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.639           $ 0.113        $ 0.154        $ 0.640
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income            $(0.268)          $(0.540)       $(0.548)       $(0.558)
In excess of net investment
   income                              (0.001)           (0.003)        (0.006)        (0.022)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.269)          $(0.543)       $(0.554)       $(0.580)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.130           $ 9.760        $10.190        $10.590
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.63%             1.34%          1.39%          6.24%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $16,227           $14,690        $18,897        $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.89%(4)          0.83%          0.73%          0.77%
   Expenses after custodian
      fee reduction(3)                   0.88%(4)          0.83%          0.72%          0.75%
   Net investment income                 5.36%(4)          5.64%          5.14%          5.25%
Portfolio Turnover of the
   Portfolio                               11%               26%            32%            14%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                NEW JERSEY FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)        1997         1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.180         $ 10.610       $ 11.020       $ 10.940      $ 10.440     $ 10.360
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.242         $  0.489       $  0.481       $  0.491      $  0.506     $  0.505
Net realized and unrealized
   gain (loss)                           0.387           (0.443)        (0.409)         0.089         0.493        0.084
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.629         $  0.046       $  0.072       $  0.580      $  0.999     $  0.589
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)        $ (0.476)      $ (0.481)      $ (0.491)     $ (0.499)    $ (0.505)
In excess of net investment
   income                                   --               --         (0.001)        (0.009)           --       (0.004)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)        $ (0.476)      $ (0.482)      $ (0.500)     $ (0.499)    $ (0.509)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.570         $ 10.180       $ 10.610       $ 11.020      $ 10.940     $ 10.440
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.24%            0.63%          0.59%          5.41%         9.85%        5.74%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $234,377         $233,230       $289,219       $316,155      $345,080     $378,649
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.63%(4)         1.60%          1.57%          1.61%         1.59%        1.57%
   Expenses after custodian
      fee reduction(3)                    1.62%(4)         1.60%          1.56%          1.59%         1.57%        1.56%
   Net investment income                  4.64%(4)         4.88%          4.37%          4.48%         4.82%        4.80%
Portfolio Turnover of the
   Portfolio                                11%              26%            32%            14%           24%          39%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 PENNSYLVANIA FUND -- CLASS A
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.480           $ 9.990        $10.400      $10.550
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment income                 $ 0.279           $ 0.534        $ 0.546      $ 0.578
Net realized and unrealized
   gain (loss)                          0.313            (0.492)        (0.393)      (0.143)
--------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.592           $ 0.042        $ 0.153      $ 0.435
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net investment income            $(0.272)          $(0.534)       $(0.546)     $(0.578)
In excess of net investment
   income                                  --            (0.018)        (0.017)      (0.007)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.272)          $(0.552)       $(0.563)     $(0.585)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.800           $ 9.480        $ 9.990      $10.400
--------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.32%             0.58%          1.42%        4.17%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,401           $ 9,302        $10,652      $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.88%(4)          0.90%          0.75%        0.74%
   Expenses after custodian
      fee reduction(3)                   0.85%(4)          0.90%          0.71%        0.70%
   Net investment income                 5.68%(4)          5.63%          5.29%        5.40%
Portfolio Turnover of the
   Portfolio                                5%               18%            27%          13%
--------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              PENNSYLVANIA FUND -- CLASS B
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.800         $ 10.310       $ 10.730      $ 10.900     $ 10.430     $ 10.320
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.246         $  0.477       $  0.477      $  0.506     $  0.522     $  0.512
Net realized and unrealized
   gain (loss)                           0.323           (0.508)        (0.404)       (0.156)       0.458        0.108
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.569         $ (0.031)      $  0.073      $  0.350     $  0.980     $  0.620
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)        $ (0.475)      $ (0.483)     $ (0.520)    $ (0.510)    $ (0.510)
In excess of net investment
   income                                   --           (0.004)        (0.010)           --           --           --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)        $ (0.479)      $ (0.493)     $ (0.520)    $ (0.510)    $ (0.510)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.130         $  9.800       $ 10.310      $ 10.730     $ 10.900     $ 10.430
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           5.86%           (0.15)%         0.64%         3.23%        9.66%        6.08%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $223,099         $227,779       $303,150      $349,593     $395,974     $441,104
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.64%(4)         1.66%          1.58%         1.59%        1.61%        1.58%
   Expenses after custodian
      fee reduction(3)                    1.61%(4)         1.66%          1.54%         1.55%        1.56%        1.54%
   Net investment income                  4.93%(4)         4.86%          4.47%         4.63%        4.93%        4.89%
Portfolio Turnover of the
   Portfolio                                 5%              18%            27%           13%          17%          30%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 TEXAS FUND -- CLASS A
                                  ----------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------
                                  (UNAUDITED)(1)        2000        1999        1998
--------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.210         $ 9.560     $ 9.890     $ 9.770
--------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------
Net investment income                 $ 0.218         $ 0.472     $ 0.511     $ 0.515
Net realized and unrealized
   gain (loss)                          0.383          (0.327)     (0.336)      0.110
--------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.601         $ 0.145     $ 0.175     $ 0.625
--------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------
From net investment income            $(0.218)        $(0.480)    $(0.505)    $(0.505)
In excess of net investment
   income                              (0.023)         (0.015)         --          --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.241)        $(0.495)    $(0.505)    $(0.505)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.570         $ 9.210     $ 9.560     $ 9.890
--------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.62%           1.74%       1.72%       6.55%
--------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   494         $   343     $   458     $   373
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.47%(4)        0.97%       0.75%       0.72%
   Expenses after custodian
      fee reduction(3)                   1.43%(4)        0.97%       0.72%       0.69%
   Net investment income                 4.61%(4)        5.33%       5.11%       5.22%
Portfolio Turnover of the
   Portfolio                                8%             35%         55%         17%
--------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             TEXAS FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)        2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.310         $10.710     $11.080     $10.960     $10.440     $10.280
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.205         $ 0.456     $ 0.485     $ 0.496     $ 0.489     $ 0.492
Net realized and unrealized
   gain (loss)                          0.427          (0.380)     (0.368)      0.120       0.526       0.177
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.632         $ 0.076     $ 0.117     $ 0.616     $ 1.015     $ 0.669
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.205)        $(0.467)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
In excess of net investment
   income                              (0.027)         (0.009)         --          --          --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.232)        $(0.476)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.710         $10.310     $10.710     $11.080     $10.960     $10.440
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.19%           0.91%       1.01%       5.74%      10.00%       6.60%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,536         $10,648     $15,219     $16,988     $21,283     $23,996
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.22%(4)        1.77%       1.54%       1.49%       1.57%       1.43%
   Expenses after custodian
      fee reduction(3)                   2.18%(4)        1.77%       1.51%       1.46%       1.55%       1.39%
   Net investment income                 3.90%(4)        4.54%       4.37%       4.50%       4.61%       4.70%
Portfolio Turnover of the
   Portfolio                                8%             35%         55%         17%         17%         39%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                           1.53%
   Expenses after custodian
      fee reduction(3)                                                                                   1.49%
   Net investment income                                                                                 4.60%
Net investment income per
   share                                                                                              $ 0.482
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's shares of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund), Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund) and Eaton Vance Texas Municipals Fund (Texas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2001 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona Fund                              $  177,375  July 31, 2008
                                                 431,585  July 31, 2004
    Colorado Fund                                668,429  July 31, 2004
    Connecticut Fund                             242,814  July 31, 2008
                                                  91,011  July 31, 2005
                                               3,755,736  July 31, 2004
    Michigan Fund                              1,520,989  July 31, 2008
    Minnesota Fund                               340,808  July 31, 2008
                                                 329,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey Fund                               23,676  July 31, 2005
                                               5,684,649  July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Pennsylvania Fund                         $1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004
    Texas Fund                                   199,620  July 31, 2008
                                                  84,793  July 31, 2005
                                                  46,167  July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Texas Fund had net capital losses of $378,538, $115,354, $142,765, $131,571, $315,373, $896,326,
   and $92,183, respectively, attributable to security transactions incurred after October 31, 1999. These are treated as arising on the first day of each Fund's current taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.
 G Interim Financial Statements -- The interim financial statements relating to
   January 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                       ARIZONA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               61,646        136,109
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,649         16,808
    Redemptions                                       (208,619)      (167,660)
    -------------------------------------------------------------------------
    NET DECREASE                                      (141,324)       (14,743)
    -------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                       ARIZONA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              258,674        376,348
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        51,486        118,088
    Redemptions                                       (521,020)    (2,102,679)
    -------------------------------------------------------------------------
    NET DECREASE                                      (210,860)    (1,608,243)
    -------------------------------------------------------------------------

                                                       COLORADO FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               79,490         45,312
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,614          6,262
    Redemptions                                        (17,331)       (41,489)
    -------------------------------------------------------------------------
    NET INCREASE                                        64,773         10,085
    -------------------------------------------------------------------------

                                                       COLORADO FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              102,469        212,048
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        32,614         73,808
    Redemptions                                       (255,920)      (863,025)
    -------------------------------------------------------------------------
    NET DECREASE                                      (120,837)      (577,169)
    -------------------------------------------------------------------------

                                                     CONNECTICUT FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              196,355        241,719
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         8,130         26,639
    Redemptions                                        (69,527)      (277,526)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            134,958         (9,168)
    -------------------------------------------------------------------------

                                                     CONNECTICUT FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              317,523        609,057
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       116,398        269,384
    Redemptions                                       (826,392)    (2,928,042)
    -------------------------------------------------------------------------
    NET DECREASE                                      (392,471)    (2,049,601)
    -------------------------------------------------------------------------

                                                       MICHIGAN FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                                7,878        198,769
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,330          5,159
    Redemptions                                         (2,236)       (89,435)
    -------------------------------------------------------------------------
    NET INCREASE                                         7,972        114,493
    -------------------------------------------------------------------------

                                                       MICHIGAN FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              133,833        236,066
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        78,667        215,231
    Redemptions                                       (731,012)    (2,477,976)
    -------------------------------------------------------------------------
    NET DECREASE                                      (518,512)    (2,026,679)
    -------------------------------------------------------------------------

                                                      MINNESOTA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               66,218        176,471
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         4,903         12,172
    Redemptions                                        (27,348)      (138,626)
    -------------------------------------------------------------------------
    NET INCREASE                                        43,773         50,017
    -------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                      MINNESOTA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              132,477        231,997
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        52,300        118,670
    Redemptions                                       (302,490)    (1,324,612)
    -------------------------------------------------------------------------
    NET DECREASE                                      (117,713)      (973,945)
    -------------------------------------------------------------------------

                                                      NEW JERSEY FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              247,885        332,821
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        13,736         37,898
    Redemptions                                       (165,289)      (719,104)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             96,332       (348,385)
    -------------------------------------------------------------------------

                                                      NEW JERSEY FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              634,705        915,140
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       242,444        576,376
    Redemptions                                     (1,620,753)    (5,824,367)
    -------------------------------------------------------------------------
    NET DECREASE                                      (743,604)    (4,332,851)
    -------------------------------------------------------------------------

                                                     PENNSYLVANIA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              120,794        204,947
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        16,526         35,124
    Redemptions                                        (56,631)      (325,280)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             80,689        (85,209)
    -------------------------------------------------------------------------

                                                     PENNSYLVANIA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              516,156        809,359
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       218,237        532,238
    Redemptions                                     (1,951,402)    (7,502,867)
    -------------------------------------------------------------------------
    NET DECREASE                                    (1,217,009)    (6,161,270)
    -------------------------------------------------------------------------

                                                        TEXAS FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               15,811          4,647
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           479            933
    Redemptions                                         (1,993)       (16,168)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             14,297        (10,588)
    -------------------------------------------------------------------------

                                                        TEXAS FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               48,507         48,231
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         7,602         20,443
    Redemptions                                       (198,771)      (456,577)
    -------------------------------------------------------------------------
    NET DECREASE                                      (142,662)      (387,903)
    -------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,236, $1,232, $3,136, $42, $1,059, $5,748, $2,169 and $0 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund,

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2001.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended January 31, 2001 the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $257,670, $107,710, $466,288, $310,061, $164,399, $876,472, $845,941, and
   $36,402, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2001 the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $1,918,000, $1,170,000, $3,160,000, $1,518,000, $1,245,000, $4,629,000, $5,028,000, and
   $234,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and 0.20% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2001 Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $4,443, $2,192, $8,540, $2,788, $5,403, $15,226, $9,364 and $397, respectively, for Class A shares, and $67,375, $27,455, $118,486, $80,383, $42,997, $232,531, $222,346
   and $9,336 respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $24,000, $25,000, $47,000, $38,000, $20,000, $61,000,
   $60,000, and $9,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the six months ended January 31, 2001.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2001 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 3,161,766
    Decreases                                   9,007,505

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 1,741,984
    Decreases                                   3,353,823

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $ 5,271,085
    Decreases                                  11,510,937

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 9,047,944
    Decreases                                   1,418,978

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 1,901,934
    Decreases                                   4,034,432

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $ 8,649,472
    Decreases                                  22,784,303

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 6,318,078
    Decreases                                  24,460,137

    TEXAS FUND
    -----------------------------------------------------
    Increases                                 $   656,277
    Decreases                                   2,286,502

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 2.1%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(1)                         $ 1,541,358
------------------------------------------------------------------------
                                                             $ 1,541,358
------------------------------------------------------------------------
Education -- 2.8%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08              $ 2,054,980
------------------------------------------------------------------------
                                                             $ 2,054,980
------------------------------------------------------------------------
Electric Utilities -- 6.4%
------------------------------------------------------------------------
     $2,000        Coconino County, Pollution Control,
                   (Nevada Power Co.), (AMT),
                   5.80%, 11/1/32                            $ 1,822,580
      1,000        Maricopa County, Pollution Control,
                   (Public Service Co. of New Mexico),
                   6.375%, 8/15/23                               991,350
      1,000        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           905,480
      1,000        Salt River Agriculture Improvement and
                   Power District, Residual Certificates,
                   Variable Rate, 1/1/25(2)(3)                   941,530
------------------------------------------------------------------------
                                                             $ 4,660,940
------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.9%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,142,230
      1,000        Maricopa County, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              1,225,590
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,552,612
      7,500        Maricopa County, SFM, Escrowed to
                   Maturity, 0.00%, 2/1/16                     3,544,350
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,327,220
------------------------------------------------------------------------
                                                             $10,792,002
------------------------------------------------------------------------
General Obligations -- 5.7%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   472,770
      2,275        Tucson, 4.50%, 7/1/19                       2,106,718
      1,500        Tucson, 5.375%, 7/1/21                      1,570,410
------------------------------------------------------------------------
                                                             $ 4,149,898
------------------------------------------------------------------------
Hospital -- 4.2%
------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12                            $ 1,108,157
      1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(4)                            1,158,275
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                  $   778,100
------------------------------------------------------------------------
                                                             $ 3,044,532
------------------------------------------------------------------------
Housing -- 6.9%
------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 2,103,620
        920        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                857,302
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,026,750
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,022,300
------------------------------------------------------------------------
                                                             $ 5,009,972
------------------------------------------------------------------------
Industrial Development Revenue -- 4.9%
------------------------------------------------------------------------
     $1,000        Casa Grande, Pollution Control, (Frito
                   Lay, Inc.), 6.60%, 12/1/10                $ 1,072,390
      1,750        Gila County, IDA, (Asarco, Inc.),
                   5.55%, 1/1/27                               1,336,703
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         642,705
        500        Santa Cruz County, IDA, (Citizens
                   Utilities Co.), 7.15%, 2/1/23                 500,185
------------------------------------------------------------------------
                                                             $ 3,551,983
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.3%
------------------------------------------------------------------------
     $1,220        Pima County, (Irvington Power), (FGIC),
                   7.25%, 7/15/10                            $ 1,291,004
        335        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29                 344,592
------------------------------------------------------------------------
                                                             $ 1,635,596
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(2)(3)                              $ 1,078,750
      1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/20(2)                                   1,073,750
------------------------------------------------------------------------
                                                             $ 2,152,500
------------------------------------------------------------------------
Insured-Hospital -- 16.5%
------------------------------------------------------------------------
     $1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                   $   906,930
      1,000        Maricopa County, Hospital District No.
                   1, (FGIC), 6.125%, 6/1/15                   1,089,970
      2,500        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37         2,486,075
      2,000        Mohave County, (Kingman Regional Medical
                   Center), (FGIC), 6.50%, 6/1/15              2,088,840

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12        $ 1,069,580
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,074,270
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,573,440
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,633,380
------------------------------------------------------------------------
                                                             $11,922,485
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 9.1%
------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(5)                                 $ 1,356,530
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(3)(2)          984,250
      4,750        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       4,234,673
------------------------------------------------------------------------
                                                             $ 6,575,453
------------------------------------------------------------------------
Insured-Transportation -- 2.2%
------------------------------------------------------------------------
     $  100        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36          $   105,690
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,501,605
------------------------------------------------------------------------
                                                             $ 1,607,295
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.7%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,207,000
------------------------------------------------------------------------
                                                             $ 1,207,000
------------------------------------------------------------------------
Miscellaneous Health Care -- 1.8%
------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   876,520
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               442,455
------------------------------------------------------------------------
                                                             $ 1,318,975
------------------------------------------------------------------------
Pooled Loans -- 5.2%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,113,700
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,609,230
------------------------------------------------------------------------
                                                             $ 3,722,930
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 1.0%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $   724,395
------------------------------------------------------------------------
                                                             $   724,395
------------------------------------------------------------------------
Utilities -- 1.5%
------------------------------------------------------------------------
     $1,000        Puerto Rico Telephone Authority,
                   Variable Rate, 1/1/20(2)                  $ 1,070,410
------------------------------------------------------------------------
                                                             $ 1,070,410
------------------------------------------------------------------------
Water and Sewer -- 6.2%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,095,450
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater, 4.75%, 7/1/23                   1,395,255
      2,150        Scottsdale, Water and Sewer Revenue,
                   4.50%, 7/1/20                               1,974,711
------------------------------------------------------------------------
                                                             $ 4,465,416
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $67,486,459)                             $71,208,120
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,183,805
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $72,391,925
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 37.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 16.0% of total investments.
 (1)  The Portfolio is accruing only partial interest on this security.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 8.0%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Alexander Dawson School),
                   5.30%, 2/15/29                            $   983,480
      1,500        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,501,665
------------------------------------------------------------------------
                                                             $ 2,485,145
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.3%
------------------------------------------------------------------------
     $1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $   370,830
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22          741,660
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                    545,625
------------------------------------------------------------------------
                                                             $ 1,658,115
------------------------------------------------------------------------
General Obligations -- 2.4%
------------------------------------------------------------------------
     $  400        Bachelor Gulch, (Metropolitan District),
                   6.70%, 11/15/19                           $   407,248
        360        Bell Mountain Ranch, (Metropolitan
                   District), 6.625%, 11/15/25                   340,737
------------------------------------------------------------------------
                                                             $   747,985
------------------------------------------------------------------------
Hospital -- 11.5%
------------------------------------------------------------------------
     $  350        Aspen Valley, (Hospital District),
                   6.80%, 10/15/24                           $   371,805
        900        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15          872,190
      1,000        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                922,410
        265        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/13                                262,093
      1,000        Denver Health and Hospital Authority,
                   (Denver Health Medical Center),
                   5.375%, 12/1/28                               800,930
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                354,188
------------------------------------------------------------------------
                                                             $ 3,583,616
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing -- 13.4%
------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   516,450
      1,000        Colorado HFA, SFMR, 5.35%, 11/1/16            948,800
        210        Colorado HFA, SFMR, 8.00%, 12/1/24            226,412
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                1,049,160
        385        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   358,477
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,048,030
------------------------------------------------------------------------
                                                             $ 4,147,329
------------------------------------------------------------------------
Industrial Development Revenue -- 6.4%
------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   495,160
      1,000        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     977,370
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               510,245
------------------------------------------------------------------------
                                                             $ 1,982,775
------------------------------------------------------------------------
Insured-Education -- 2.9%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $   911,130
------------------------------------------------------------------------
                                                             $   911,130
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   326,250
------------------------------------------------------------------------
                                                             $   326,250
------------------------------------------------------------------------
Insured-General Obligations -- 7.3%
------------------------------------------------------------------------
     $1,200        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                $ 1,158,876
      1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   6.30%, 12/1/12                              1,108,950
------------------------------------------------------------------------
                                                             $ 2,267,826
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 3.5%
------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty MFMR, (FSA),
                   7.10%, 1/1/30                             $ 1,076,640
------------------------------------------------------------------------
                                                             $ 1,076,640
------------------------------------------------------------------------
Insured-Transportation -- 19.3%
------------------------------------------------------------------------
     $3,500        Colorado Public Highway Authority
                   Revenue, (MBIA), 0.00%, 9/1/16            $ 1,587,075
      1,830        Colorado Public Highway Authority
                   Revenue, (MBIA), 4.75%, 9/1/23(2)           1,681,367
      1,500        Denver, Airport Revenue, (FSA), (AMT),
                   5.00%, 11/15/25                             1,417,440
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,302,871
------------------------------------------------------------------------
                                                             $ 5,988,753
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  400        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                            $   318,248
        430        Logan County, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               382,008
------------------------------------------------------------------------
                                                             $   700,256
------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   388,920
      1,000        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                    1,041,130
------------------------------------------------------------------------
                                                             $ 1,430,050
------------------------------------------------------------------------
Transportation -- 5.8%
------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   507,990
        250        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                      241,465
      1,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    1,036,660
------------------------------------------------------------------------
                                                             $ 1,786,115
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 1.6%
------------------------------------------------------------------------
     $  500        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19      $   508,440
------------------------------------------------------------------------
                                                             $   508,440
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.4%
   (identified cost $28,993,979)                             $29,600,425
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.6%                       $ 1,442,005
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $31,042,430
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 12.9% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.9%
-------------------------------------------------------------------------
    $ 4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                             $  3,923,280
-------------------------------------------------------------------------
                                                             $  3,923,280
-------------------------------------------------------------------------
Education -- 9.9%
-------------------------------------------------------------------------
    $ 1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                             $  1,614,013
      2,275        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     2,299,797
      3,400        Connecticut HEFA, (Yale University),
                   Variable Rate, 6/10/30(1)                    3,642,250
        990        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 6.20%, 11/15/09                1,042,797
      2,015        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 7.50%, 11/15/10                2,018,446
      3,000        University of Connecticut,
                   4.75%, 11/15/24                              2,801,580
-------------------------------------------------------------------------
                                                             $ 13,418,883
-------------------------------------------------------------------------
Electric Utilities -- 5.6%
-------------------------------------------------------------------------
    $   800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                              $    726,336
      1,500        Connecticut Development Authority,
                   Pollution Control Revenue, (Connecticut
                   Light and Power), (AMT), 5.95%, 9/1/28       1,431,630
      1,625        Guam Power Authority, 6.30%, 10/1/22         1,729,861
      1,100        Guam Power Authority, 6.625%, 10/1/14        1,232,572
      2,500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                2,423,725
-------------------------------------------------------------------------
                                                             $  7,544,124
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.4%
-------------------------------------------------------------------------
    $ 3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,321,898
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,063,840
      2,890        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                2,983,549
-------------------------------------------------------------------------
                                                             $  7,369,287
-------------------------------------------------------------------------
General Obligations -- 5.7%
-------------------------------------------------------------------------
    $ 1,750        Connecticut, 0.00%, 11/1/09               $  1,212,277
      1,270        Danbury, 4.50%, 2/1/14                       1,258,291
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
    $   500        Guam, 5.40%, 11/15/18                     $    479,225
      1,065        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                  535,972
      2,000        Puerto Rico, Public Improvement,
                   5.00%, 7/1/27                                1,942,800
        400        Redding, 5.50%, 10/15/18                       431,868
        650        Redding, 5.625%, 10/15/19                      710,170
        535        Wilton, 5.25%, 7/15/18                         562,253
        535        Wilton, 5.25%, 7/15/19                         560,557
-------------------------------------------------------------------------
                                                             $  7,693,413
-------------------------------------------------------------------------
Hospital -- 4.6%
-------------------------------------------------------------------------
    $ 5,400        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  4,561,218
        500        Connecticut HEFA, (Hospital for Special
                   Care), 5.375%, 7/1/17                          421,840
      1,130        Connecticut HEFA, (William W. Backus
                   Hospital), 6.375%, 7/1/22                    1,195,585
-------------------------------------------------------------------------
                                                             $  6,178,643
-------------------------------------------------------------------------
Housing -- 3.8%
-------------------------------------------------------------------------
    $   970        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                           $  1,007,636
      3,940        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              4,116,354
-------------------------------------------------------------------------
                                                             $  5,123,990
-------------------------------------------------------------------------
Industrial Development Revenue -- 4.5%
-------------------------------------------------------------------------
    $ 1,000        Connecticut Development Authority PCR,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,057,860
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       3,035,944
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                204,098
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                507,635
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,267,339
-------------------------------------------------------------------------
                                                             $  6,072,876
-------------------------------------------------------------------------
Insured-Education -- 11.4%
-------------------------------------------------------------------------
    $ 3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,897,490
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 6.80%, 7/1/15(3)           1,106,440
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,941,820

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
    $ 2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25        $  2,514,825
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,652,265
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,391,213
-------------------------------------------------------------------------
                                                             $ 15,504,053
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.8%
-------------------------------------------------------------------------
    $ 4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,817,640
-------------------------------------------------------------------------
                                                             $  3,817,640
-------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        New Britain, (MBIA), 6.00%, 3/1/12        $  1,136,760
-------------------------------------------------------------------------
                                                             $  1,136,760
-------------------------------------------------------------------------
Insured-Hospital -- 5.9%
-------------------------------------------------------------------------
    $ 1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,059,890
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,019,610
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,548,465
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,253,015
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,092,180
-------------------------------------------------------------------------
                                                             $  7,973,160
-------------------------------------------------------------------------
Insured-Housing -- 0.2%
-------------------------------------------------------------------------
    $   290        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $    290,679
-------------------------------------------------------------------------
                                                             $    290,679
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
-------------------------------------------------------------------------
    $ 2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  1,979,300
-------------------------------------------------------------------------
                                                             $  1,979,300
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 5.3%
-------------------------------------------------------------------------
    $ 1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $    829,692
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                954,955
      4,965        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15              5,473,366
-------------------------------------------------------------------------
                                                             $  7,258,013
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
-------------------------------------------------------------------------
    $ 1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,324,161
-------------------------------------------------------------------------
                                                             $  1,324,161
-------------------------------------------------------------------------
Nursing Home -- 10.1%
-------------------------------------------------------------------------
    $ 1,240        Connecticut Development Authority,
                   (Baptist Homes), 9.00%, 9/1/22            $  1,363,256
        720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                          804,204
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,392,592
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 683,944
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,447,373
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   374,178
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,241,900
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   7.125%, 11/1/14                              3,399,480
-------------------------------------------------------------------------
                                                             $ 13,706,927
-------------------------------------------------------------------------
Solid Waste -- 4.9%
-------------------------------------------------------------------------
    $ 2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,612,900
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,081,658
-------------------------------------------------------------------------
                                                             $  6,694,558
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
-------------------------------------------------------------------------
    $ 3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,653,248
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,366,840
        375        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         367,238
-------------------------------------------------------------------------
                                                             $  6,387,326
-------------------------------------------------------------------------
Transportation -- 4.7%
-------------------------------------------------------------------------
    $ 2,350        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $  2,303,000
      3,680        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                     3,538,541
        500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                       547,300
-------------------------------------------------------------------------
                                                             $  6,388,841
-------------------------------------------------------------------------
Water and Sewer -- 1.1%
-------------------------------------------------------------------------
    $ 1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                            $  1,431,513
-------------------------------------------------------------------------
                                                             $  1,431,513
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.8%
   (identified cost $125,293,900)                            $131,217,427
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.2%                       $  4,394,253
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $135,611,680
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 16.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   520,165
------------------------------------------------------------------------
                                                             $   520,165
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.3%
------------------------------------------------------------------------
     $1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,132,730
------------------------------------------------------------------------
                                                             $ 1,132,730
------------------------------------------------------------------------
General Obligations -- 7.2%
------------------------------------------------------------------------
     $  500        Avondale School District, 6.75%, 5/1/14   $   509,110
      4,710        Detroit, 6.35%, 4/1/14                      4,993,777
        475        Detroit, 6.70%, 4/1/10                        531,943
------------------------------------------------------------------------
                                                             $ 6,034,830
------------------------------------------------------------------------
Hospital -- 12.0%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   490,280
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                808,890
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                840,560
      1,100        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                   1,043,669
      2,000        Michigan HFA, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27         1,707,120
        250        Michigan HFA, (Henry Ford Continuing
                   Care Corp.), 6.75%, 7/1/11                    257,967
      6,000        Michigan HFA, (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,956,060
------------------------------------------------------------------------
                                                             $10,104,546
------------------------------------------------------------------------
Industrial Development Revenue -- 8.4%
------------------------------------------------------------------------
     $1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                            $ 1,478,040
      2,000        Dickinson, PCR, (Champion
                   International), 5.85%, 10/1/18              1,973,820
      1,000        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21                          765,000
        110        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 12/15/07                               110,971
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,268,266
        530        Richmond EDC, (KMart Corp.),
                   6.625%, 1/1/07                                535,470
------------------------------------------------------------------------
                                                             $ 7,131,567
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   967,660
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                479,580
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            1,981,700
------------------------------------------------------------------------
                                                             $ 3,428,940
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   362,958
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,026,580
        500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                          481,930
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          954,410
------------------------------------------------------------------------
                                                             $ 3,825,878
------------------------------------------------------------------------
Insured-General Obligations -- 16.7%
------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   928,730
      1,345        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 546,473
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               958,350
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 373,600
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 827,640
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,964,450
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,027,240
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,111,468
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 915,418
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                        984,110
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,470,375
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,003,570
------------------------------------------------------------------------
                                                             $14,111,424
------------------------------------------------------------------------
Insured-Hospital -- 4.6%
------------------------------------------------------------------------
     $3,500        Kent HFA, (Butterworth Health System),
                   (MBIA), 6.125%, 1/15/16                   $ 3,898,020
------------------------------------------------------------------------
                                                             $ 3,898,020
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 2.0%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   524,215
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,189,537
------------------------------------------------------------------------
                                                             $ 1,713,752
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.6%
------------------------------------------------------------------------
     $2,200        Hancock HFA, (Portage Health), (MBIA),
                   5.45%, 8/1/47                             $ 2,201,078
------------------------------------------------------------------------
                                                             $ 2,201,078
------------------------------------------------------------------------
Insured-Transportation -- 1.1%
------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   940,610
------------------------------------------------------------------------
                                                             $   940,610
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.9%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,726,700
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       4,028,420
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,165,693
------------------------------------------------------------------------
                                                             $10,920,813
------------------------------------------------------------------------
Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,056,352
------------------------------------------------------------------------
                                                             $ 1,056,352
------------------------------------------------------------------------
Pooled Loans -- 3.0%
------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,943,077
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                614,981
------------------------------------------------------------------------
                                                             $ 2,558,058
------------------------------------------------------------------------
Senior Living / Life Care -- 2.7%
------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,331,100
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 920,610
------------------------------------------------------------------------
                                                             $ 2,251,710
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 9.1%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   283,258
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,491,920
      3,800        Detroit, (Convention Facility Cobo Hall
                   Expansion), 5.25%, 9/30/12(1)               3,849,096
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,337,334
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 677,940
------------------------------------------------------------------------
                                                             $ 7,639,548
------------------------------------------------------------------------
Transportation -- 4.2%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)               $ 1,391,265
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        374,429
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (AMT), Variable Rate,
                   12/1/28(2)(3)                               1,762,440
------------------------------------------------------------------------
                                                             $ 3,528,134
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $77,524,544)                             $82,998,155
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,424,239
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $84,422,394
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 49.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.7% to 21.1% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 2.1%
------------------------------------------------------------------------
    $   975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                            $ 1,053,214
------------------------------------------------------------------------
                                                             $ 1,053,214
------------------------------------------------------------------------
Education -- 7.6%
------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $ 1,019,010
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,266,300
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                487,915
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                500,655
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                508,220
------------------------------------------------------------------------
                                                             $ 3,782,100
------------------------------------------------------------------------
Electric Utilities -- 8.2%
------------------------------------------------------------------------
    $ 2,000        Chaska, Electric Revenue, 6.10%, 10/1/30  $ 2,081,400
        500        Puerto Rico Electric Power Authority,
                   RITES, Variable Rate, 7/1/29(1)               520,970
      1,500        Rochester Electric Utilities Revenue,
                   5.25%, 12/1/30                              1,476,555
------------------------------------------------------------------------
                                                             $ 4,078,925
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.9%
------------------------------------------------------------------------
    $ 1,700        Minnesota State, Prerefunded to 8/1/02,
                   Variable Rate, 8/1/11(2)                  $ 1,834,606
      1,000        St. Paul, Housing and Redevelopment
                   Authority, (Civic Center), (MBIA),
                   Escrowed to Maturity, 5.45%, 11/1/13        1,070,450
------------------------------------------------------------------------
                                                             $ 2,905,056
------------------------------------------------------------------------
General Obligations -- 3.6%
------------------------------------------------------------------------
    $ 1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                      $ 1,076,690
        500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                            505,405
        200        St. Cloud, Water and Sewer, Variable
                   Rate, 8/1/13(2)                               206,500
------------------------------------------------------------------------
                                                             $ 1,788,595
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 15.4%
------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   633,563
      1,250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                 1,251,925
        250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.90%, 10/15/22                  248,575
        900        Red Wing Health Care Facilities, (River
                   Region Obligation Group), 6.50%, 9/1/22       974,736
        500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(2)(3)        514,140
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(2)         2,378,750
      1,885        St. Paul, Housing and Redevelopment
                   Authority, (Healtheast),
                   6.625%, 11/1/17                             1,656,444
------------------------------------------------------------------------
                                                             $ 7,658,133
------------------------------------------------------------------------
Housing -- 11.6%
------------------------------------------------------------------------
    $   300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                             $   310,650
         50        Minneapolis and St. Paul, Housing
                   Finance Board, SFMR, (GNMA), (AMT),
                   7.30%, 8/1/31                                  51,246
      3,655        Minnesota HFA, SFMR, (AMT),
                   6.50%, 1/1/26                               3,720,242
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,665,279
------------------------------------------------------------------------
                                                             $ 5,747,417
------------------------------------------------------------------------
Industrial Development Revenue -- 10.1%
------------------------------------------------------------------------
    $ 1,205        Cloquet PCR, (Potlach Corp.),
                   5.90%, 10/1/26                            $ 1,146,871
        750        Minneapolis, Community Development
                   Agency, 6.00%, 6/1/11                         780,405
        100        Minneapolis, Community Development
                   Agency, 7.35%, 12/1/09                        103,737
      1,250        Minneapolis, Community Development
                   Agency, 7.40%, 12/1/21                      1,301,062
      1,605        Minneapolis, Community Development
                   Agency, (AMT), 6.80%, 12/1/24               1,692,135
------------------------------------------------------------------------
                                                             $ 5,024,210
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.3%
------------------------------------------------------------------------
    $ 1,000        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   942,740
      3,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 10/1/21              1,042,110

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
    $10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25             $ 2,770,100
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(2)(3)(4)                               315,750
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                 510,235
------------------------------------------------------------------------
                                                             $ 5,580,935
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
    $ 1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12             $ 1,474,504
------------------------------------------------------------------------
                                                             $ 1,474,504
------------------------------------------------------------------------
Insured-Hospital -- 3.5%
------------------------------------------------------------------------
    $   250        Minneapolis, (Fairview Hospital),
                   (MBIA), 6.50%, 1/1/11                     $   261,403
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                 475,884
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(2)           1,015,000
------------------------------------------------------------------------
                                                             $ 1,752,287
------------------------------------------------------------------------
Insured-Housing -- 3.3%
------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,614,960
------------------------------------------------------------------------
                                                             $ 1,614,960
------------------------------------------------------------------------
Insured-Transportation -- 2.9%
------------------------------------------------------------------------
    $   500        Minneapolis and St. Paul Metropolitan
                   Apartments Commission Airport, (AMBAC),
                   5.00%, 1/1/30                             $   481,130
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               936,230
------------------------------------------------------------------------
                                                             $ 1,417,360
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
    $   350        Cambridge EDA, Public Lease,
                   6.25%, 2/1/14                             $   359,730
------------------------------------------------------------------------
                                                             $   359,730
------------------------------------------------------------------------
Miscellaneous -- 1.9%
------------------------------------------------------------------------
    $ 1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                      $   953,780
------------------------------------------------------------------------
                                                             $   953,780
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 2.8%
------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   825,990
        670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    570,358
------------------------------------------------------------------------
                                                             $ 1,396,348
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
    $   450        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   461,327
------------------------------------------------------------------------
                                                             $   461,327
------------------------------------------------------------------------
Transportation -- 2.9%
------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul, Metropolitan
                   Airport Commission, (AMT), 4.50%, 1/1/15  $ 1,436,265
------------------------------------------------------------------------
                                                             $ 1,436,265
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $46,428,623)                             $48,485,146
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,137,516
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $49,622,662
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 26.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 12.3% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 2.8%
-------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20         $  3,375,225
      3,480        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               3,738,077
-------------------------------------------------------------------------
                                                             $  7,113,302
-------------------------------------------------------------------------
Cogeneration -- 5.4%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,707,646
      9,030        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                        9,266,676
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,540,725
-------------------------------------------------------------------------
                                                             $ 13,515,047
-------------------------------------------------------------------------
Economic Development Revenue -- 0.9%
-------------------------------------------------------------------------
    $ 2,155        New Jersey EDA, RITES,
                   8.00%, 5/1/18(1)(2)                       $  2,160,991
-------------------------------------------------------------------------
                                                             $  2,160,991
-------------------------------------------------------------------------
Education -- 1.7%
-------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,269,496
-------------------------------------------------------------------------
                                                             $  4,269,496
-------------------------------------------------------------------------
Electric Utilities -- 1.9%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  3,956,130
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  879,140
-------------------------------------------------------------------------
                                                             $  4,835,270
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
-------------------------------------------------------------------------
    $ 2,925        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, Prerefunded to
                   12/01/08, (MBIA), 4.75%, 12/1/28          $  3,050,131
-------------------------------------------------------------------------
                                                             $  3,050,131
-------------------------------------------------------------------------
General Obligations -- 4.8%
-------------------------------------------------------------------------
    $ 8,000        Guam, 5.40%, 11/15/18                     $  7,667,600
      1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                               1,588,785
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
    $ 3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                             $  1,997,760
      1,500        Puerto Rico, 0.00%, 7/1/16                     710,100
-------------------------------------------------------------------------
                                                             $ 11,964,245
-------------------------------------------------------------------------
Hospital -- 14.4%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,547,150
      2,300        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 6.80%, 7/1/11               2,424,016
      1,250        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.125%, 7/1/12                      1,031,587
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,757,720
      1,750        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,281,070
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 6.00%, 7/1/27                       4,516,992
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,182,017
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,820,619
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,819,826
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,064,900
      1,300        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,300,780
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,005,070
      4,000        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23              3,718,120
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), Variable Rate,
                   7/1/28(2)(3)                                 2,233,768
        850        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       734,613
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,543,850
-------------------------------------------------------------------------
                                                             $ 35,982,098
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 1.3%
-------------------------------------------------------------------------
    $ 1,000        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $  1,055,160
      2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                                2,240,708
-------------------------------------------------------------------------
                                                             $  3,295,868
-------------------------------------------------------------------------
Industrial Development Revenue -- 15.8%
-------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22(4)                $  4,103,680
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,140,920
      7,500        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        6,955,575
      4,500        New Jersey EDA, (Elizabethtown Water
                   Company), (AMT), 6.70%, 8/1/21               4,652,730
      3,000        New Jersey EDA, (Garden State Paper
                   Co.), 7.125%, 4/1/22                         3,181,230
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,244,291
      3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                 3,035,515
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,414,174
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,436,055
      2,250        New Jersey EDA, (Kapkowski Mall),
                   6.375%, 4/1/31                               2,180,993
      1,160        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,184,836
      2,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   7.30%, 4/1/11                                2,048,240
        985        South Jersey Transportation Authority,
                   (Raytheon Aircraft), (AMT),
                   6.15%, 1/1/22                                  944,723
-------------------------------------------------------------------------
                                                             $ 39,522,962
-------------------------------------------------------------------------
Insured-Education -- 0.6%
-------------------------------------------------------------------------
    $ 1,525        New Brunswick, Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $  1,404,861
-------------------------------------------------------------------------
                                                             $  1,404,861
-------------------------------------------------------------------------
Insured-General Obligations -- 0.4%
-------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), 5.80%, 4/1/35            $  1,066,280
-------------------------------------------------------------------------
                                                             $  1,066,280
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 3.7%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,689,673
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,063,560
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               2,778,935
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       1,843,980
      2,050        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                         1,822,881
-------------------------------------------------------------------------
                                                             $  9,199,029
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.9%
-------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  5,819,935
      1,600        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25             1,497,440
-------------------------------------------------------------------------
                                                             $  7,317,375
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
-------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(1)(2)              $  2,805,375
-------------------------------------------------------------------------
                                                             $  2,805,375
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.1%
-------------------------------------------------------------------------
    $ 3,555        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  3,285,140
      5,000        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             4,526,900
-------------------------------------------------------------------------
                                                             $  7,812,040
-------------------------------------------------------------------------
Insured-Transportation -- 5.5%
-------------------------------------------------------------------------
    $ 2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                             $  2,369,500
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(1)             6,847,300
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,681,150
-------------------------------------------------------------------------
                                                             $ 13,897,950
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.9%
-------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,822,350
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               1,925,102
-------------------------------------------------------------------------
                                                             $  4,747,452
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.2%
-------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    969,278
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,058,926
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,709,749
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,135,167
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               3,093,090
-------------------------------------------------------------------------
                                                             $  7,966,210
-------------------------------------------------------------------------
Nursing Home -- 1.5%
-------------------------------------------------------------------------
    $ 1,350        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,425,465
      2,250        New Jersey EDA, (Victoria Health Corp.),
                   7.65%, 1/1/14                                2,312,550
-------------------------------------------------------------------------
                                                             $  3,738,015
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.5%
-------------------------------------------------------------------------
    $ 1,430        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,282,524
-------------------------------------------------------------------------
                                                             $  1,282,524
-------------------------------------------------------------------------
Special Tax Revenue -- 2.4%
-------------------------------------------------------------------------
    $ 3,775        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $  3,696,858
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(3)(2)      2,235,680
-------------------------------------------------------------------------
                                                             $  5,932,538
-------------------------------------------------------------------------
Transportation -- 19.2%
-------------------------------------------------------------------------
    $ 1,310        New Jersey EDA, (American Airlines
                   Inc.), (AMT), 7.10%, 11/1/31              $  1,342,540
      1,500        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30               1,571,400
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(1)(2)              $  3,554,355
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,192,200
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/24                      21,399,700
     14,650        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    15,187,069
-------------------------------------------------------------------------
                                                             $ 48,247,264
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,514,060
         80        New Jersey Wastewater Treatment Trust,
                   6.875%, 6/15/09                                 81,794
         20        New Jersey Wastewater Treatment Trust,
                   7.00%, 6/15/10                                  20,450
-------------------------------------------------------------------------
                                                             $  5,616,304
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $236,059,329)                            $246,742,627
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $  3,957,472
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $250,700,099
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 20.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 13.0% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 4.6%
-------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,280,250
      2,610        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,690,205
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,745,858
-------------------------------------------------------------------------
                                                             $ 10,716,313
-------------------------------------------------------------------------
Certificates of Participation -- 0.8%
-------------------------------------------------------------------------
    $ 2,000        Cliff House Trust, (AMT), 6.625%, 6/1/27  $  1,814,780
-------------------------------------------------------------------------
                                                             $  1,814,780
-------------------------------------------------------------------------
Cogeneration -- 2.1%
-------------------------------------------------------------------------
    $ 5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $  4,898,400
-------------------------------------------------------------------------
                                                             $  4,898,400
-------------------------------------------------------------------------
Education -- 4.7%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,126,653
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (Delaware Valley College of
                   Science and Agriculture),
                   5.35%, 4/15/28                               2,615,940
      1,800        Pennsylvania Higher Education Facilities
                   Authority, (Geneva College),
                   5.375%, 4/1/23                               1,602,378
      1,500        Pennsylvania Higher Educational
                   Facilities Authority, (University of
                   Pennsylvania), 4.625%, 7/15/30               1,328,085
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,421,800
-------------------------------------------------------------------------
                                                             $ 11,094,856
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.0%
-------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)(2)                            $  6,384,000
      7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)                                    8,240,625
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,200,000
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,860,480
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,954,314
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                            $  2,091,840
-------------------------------------------------------------------------
                                                             $ 25,731,259
-------------------------------------------------------------------------
General Obligations -- 1.7%
-------------------------------------------------------------------------
    $ 3,000        Dauphin County, 6.90%, 6/1/26             $  3,112,530
      1,000        Puerto Rico, 4.75%, 7/1/23                     932,650
-------------------------------------------------------------------------
                                                             $  4,045,180
-------------------------------------------------------------------------
Health Care -- 0.2%
-------------------------------------------------------------------------
    $   500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                 $    491,855
-------------------------------------------------------------------------
                                                             $    491,855
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.5%
-------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,436,125
-------------------------------------------------------------------------
                                                             $  3,436,125
-------------------------------------------------------------------------
Hospital -- 9.5%
-------------------------------------------------------------------------
    $ 5,330        Allegheny County HDA, (St. Francis
                   Medical Center), 5.75%, 5/15/27           $  3,669,865
      2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                      1,634,800
      1,275        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15           1,261,561
      2,135        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,295,765
        250        Chester County HEFA, (Chester County
                   Hospital), 6.75%, 7/1/31                       247,495
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,028,226
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,756,481
      1,375        Montgomery Hospital Authority,
                   (Montgomery Hospital Medical Center),
                   6.60%, 7/1/10                                1,363,519
      3,774        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(3)                     264,169
      4,773        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(3)                      334,144

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                            $  7,339,920
-------------------------------------------------------------------------
                                                             $ 22,195,945
-------------------------------------------------------------------------
Housing -- 1.4%
-------------------------------------------------------------------------
    $ 3,000        Pittsburgh Urban Redevelopment
                   Authority, (AMT), 7.10%, 4/1/24           $  3,167,340
-------------------------------------------------------------------------
                                                             $  3,167,340
-------------------------------------------------------------------------
Industrial Development Revenue -- 14.6%
-------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  6,146,076
      2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                     2,058,140
      1,005        Clearfield County IDA, (KMart Corp.),
                   6.80%, 5/15/07                               1,019,924
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,387,120
      3,000        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19                         2,870,460
      5,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              5,645,255
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,761,010
      6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19          6,240,390
      1,105        Shamokin IDA, (Kmart Corp.),
                   6.70%, 7/1/07                                1,115,630
-------------------------------------------------------------------------
                                                             $ 34,244,005
-------------------------------------------------------------------------
Insured-Education -- 1.9%
-------------------------------------------------------------------------
    $ 3,000        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,872,080
      1,805        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28            1,646,268
-------------------------------------------------------------------------
                                                             $  4,518,348
-------------------------------------------------------------------------
Insured-Electric Utilities -- 8.8%
-------------------------------------------------------------------------
    $ 3,500        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.00%, 6/1/21                             $  3,609,760
     10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                              11,312,500
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(1)             1,712,674
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     4,004,250
-------------------------------------------------------------------------
                                                             $ 20,639,184
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 14.0%
-------------------------------------------------------------------------
    $ 3,000        Butler School District, (FGIC),
                   4.75%, 10/1/22                            $  2,794,170
      1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                                 961,500
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          770,198
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          724,671
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          682,747
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          645,727
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                  974,425
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                  964,399
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  910,114
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,185,375
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        242,735
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        229,975
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,033,694
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,774,870
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  314,630
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  501,600
      1,935        Lancaster, (FGIC), 4.50%, 5/1/28             1,698,853
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  754,225
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  911,300
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,488,536
      1,000        Philadelphia School District, (MBIA),
                   4.50%, 4/1/23                                  889,750
      3,650        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                                3,345,627
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,425,865
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  432,608
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,685,640
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,385,188
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,043,640
-------------------------------------------------------------------------
                                                             $ 32,772,062
-------------------------------------------------------------------------
Insured-Hospital -- 7.0%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,783,988
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,581,225
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,472,226

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 1,700        Dauphin County Hospital Authority,
                   (Pinnacle Health System), (MBIA),
                   5.00%, 8/15/27                            $  1,605,565
      3,000        Delaware County Hospital Authority,
                   (Riddle Memorial Hospital), (FSA),
                   5.00%, 1/1/28                                2,823,300
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,179,788
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,758,640
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,174,225
-------------------------------------------------------------------------
                                                             $ 16,378,957
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
-------------------------------------------------------------------------
    $ 2,500        Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(1)(4)                             $  2,092,225
-------------------------------------------------------------------------
                                                             $  2,092,225
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.9%
-------------------------------------------------------------------------
    $ 1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29             $  1,674,488
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,116,250
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,610,625
      2,490        Pittsburgh Water and Sewer Authority,
                   (FGIC), 4.75%, 9/1/16                        2,432,282
-------------------------------------------------------------------------
                                                             $  6,833,645
-------------------------------------------------------------------------
Nursing Home -- 4.4%
-------------------------------------------------------------------------
    $ 1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07        $  1,170,972
        190        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              186,061
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,543,362
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,308,777
      3,405        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,505,618
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                985,754
      1,405        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,481,966
-------------------------------------------------------------------------
                                                             $ 10,182,510
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.6%
-------------------------------------------------------------------------
    $ 4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                             $  4,148,820
      2,000        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,898,380
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,457,914
-------------------------------------------------------------------------
                                                             $  8,505,114
-------------------------------------------------------------------------
Transportation -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    957,450
        865        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(4)(5)         938,785
-------------------------------------------------------------------------
                                                             $  1,896,235
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.4%
   (identified cost $225,608,170)                            $225,654,338
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.6%                       $  8,472,520
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $234,126,858
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 48.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.4% to 22.9% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  Non-income producing security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.7%
------------------------------------------------------------------------
     $  345        Bell County, Health Facilities, (Care
                   Institute, Inc.), 9.00%, 11/1/24          $   373,024
------------------------------------------------------------------------
                                                             $   373,024
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.2%
------------------------------------------------------------------------
     $  200        Bexar County, Health Facilities, (St.
                   Luke's Lutheran), Escrowed to Maturity,
                   7.00%, 5/1/21                             $   247,760
        150        Texas National Research Lab Super
                   Collider, Escrowed to Maturity,
                   6.95%, 12/1/12                                179,763
------------------------------------------------------------------------
                                                             $   427,523
------------------------------------------------------------------------
General Obligations -- 27.8%
------------------------------------------------------------------------
     $1,000        Bastrop Independent School District,
                   (PSF), 0.00%, 2/15/13                     $   558,990
      1,500        GrapeVine-Colleyville Independent School
                   District, (PSF), 0.00%, 8/15/25               397,095
        100        Houston, Independent School District,
                   (PSF), 4.75%, 2/15/26                          91,708
        200        Katy Independent School District,
                   4.75%, 2/15/27                                183,002
        500        Leander, 6.75%, 8/15/16                       565,725
        690        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.70%, 12/1/24                         717,110
        275        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.80%, 12/1/23                         287,917
------------------------------------------------------------------------
                                                             $ 2,801,547
------------------------------------------------------------------------
Hospital -- 10.2%
------------------------------------------------------------------------
     $  185        Bell County, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                             $   151,001
        330        Denison Hospital Authority, (Texoma
                   Medical Center), 7.10%, 8/15/04               316,196
        500        Tarrant County, (Methodist Health
                   System), 6.00%, 9/1/24                        556,525
------------------------------------------------------------------------
                                                             $ 1,023,722
------------------------------------------------------------------------
Housing -- 12.9%
------------------------------------------------------------------------
     $  250        Texas Department of Housing and
                   Community Affairs, (Meadow Ridge
                   Apartments), (AMT), 5.55%, 8/1/30         $   246,152
        500        Texas Department of Housing and
                   Community Affairs, (NHP
                   Foundation-Asmara), 6.40%, 1/1/27             515,280
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  515        Travis County, HFC, (GNMA) (FNMA),
                   7.05%, 12/1/25                            $   534,235
------------------------------------------------------------------------
                                                             $ 1,295,667
------------------------------------------------------------------------
Industrial Development Revenue -- 7.9%
------------------------------------------------------------------------
     $  250        Abia Dev. Corp., (Austin Cargoport),
                   9.25%, 10/1/21                            $   275,437
        500        Trinity River Authority, (Texas
                   Instruments), (AMT), 6.20%, 3/1/20            523,765
------------------------------------------------------------------------
                                                             $   799,202
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  500        Lower Colorado River Authority Junior
                   Lien, (FGIC), 0.00%, 1/1/12               $   300,785
------------------------------------------------------------------------
                                                             $   300,785
------------------------------------------------------------------------
Insured-Hospital -- 10.7%
------------------------------------------------------------------------
     $  500        Harris County, HFC, (Hermann Hospital),
                   (MBIA), 6.375%, 10/1/24                   $   548,725
        500        Tyler County, HFC, (Mother Frances
                   Hospital), (FGIC), 6.50%, 7/1/22              525,955
------------------------------------------------------------------------
                                                             $ 1,074,680
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.9%
------------------------------------------------------------------------
     $  500        St. Louis, MO, IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19           $   188,710
------------------------------------------------------------------------
                                                             $   188,710
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.4%
------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                 $   339,133
------------------------------------------------------------------------
                                                             $   339,133
------------------------------------------------------------------------
Insured-Transportation -- 2.1%
------------------------------------------------------------------------
     $  220        Houston Airport System Revenue, (FGIC),
                   5.125%, 7/1/22                            $   216,896
------------------------------------------------------------------------
                                                             $   216,896
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 4.0%
------------------------------------------------------------------------
     $1,000        San Francisco, CA, City and County
                   Public Utilities Commission, (MBIA),
                   0.00%, 11/1/18                            $   402,390
------------------------------------------------------------------------
                                                             $   402,390
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.7%
------------------------------------------------------------------------
     $  250        Rio Grande, Independent School District
                   Lease, 6.75%, 7/15/10                     $   268,378
------------------------------------------------------------------------
                                                             $   268,378
------------------------------------------------------------------------
Utilities - Electrical and Gas -- 4.5%
------------------------------------------------------------------------
     $  500        San Antonio, Electric and Natural Gas
                   Revenue, 4.50%, 2/1/21                    $   451,325
------------------------------------------------------------------------
                                                             $   451,325
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.0%
   (identified cost $9,316,728)                              $ 9,962,982
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                       $   101,764
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $10,064,746
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 25.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.3% to 10.5% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $67,486,459        $28,993,979          $125,293,900          $77,524,544
   Unrealized appreciation           3,721,661            606,446             5,923,527            5,473,611
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $71,208,120        $29,600,425          $131,217,427          $82,998,155
----------------------------------------------------------------------------------------------------------------
Cash                               $ 1,446,027        $   563,233          $  2,158,327          $   319,800
Receivable for investments
   sold                                     --            518,523               976,667                   --
Interest receivable                    616,757            369,019             1,278,696            1,129,128
Prepaid expenses                           589                228                 1,056                  686
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $73,271,493        $31,051,428          $135,632,173          $84,447,769
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   849,388        $        --          $         --          $        --
Payable for daily variation
   margin on open financial
   futures contracts                    10,687              1,294                 5,500                3,558
Payable to affiliate for
   Trustees' fees                           40                536                 2,649                   66
Accrued expenses                        19,453              7,168                12,344               21,751
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   879,568        $     8,998          $     20,493          $    25,375
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $72,391,925        $31,042,430          $135,611,680          $84,422,394
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $68,716,497        $30,437,278          $129,693,652          $78,952,342
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  3,675,428            605,152             5,918,028            5,470,052
----------------------------------------------------------------------------------------------------------------
TOTAL                              $72,391,925        $31,042,430          $135,611,680          $84,422,394
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $46,428,623          $236,059,329           $225,608,170         $ 9,316,728
   Unrealized appreciation            2,056,523            10,683,298                 46,168             646,254
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $48,485,146          $246,742,627           $225,654,338         $ 9,962,982
------------------------------------------------------------------------------------------------------------------
Cash                                $   967,364          $    172,894           $  7,198,531         $        --
Receivable for investments
   sold                                      --             1,072,252                 35,000                  --
Interest receivable                     680,363             2,813,083              3,054,168             136,640
Prepaid expenses                            391                 3,506                  1,907                  97
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $50,133,264          $250,804,362           $235,943,944         $10,099,719
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $   492,340          $         --           $  1,734,537         $        --
Payable for daily variation
   margin on open financial
   futures contracts                      8,312                71,250                 32,656                  --
Due to bank                                  --                    --                     --              26,761
Payable to affiliate for
   Trustees' fees                           567                 4,149                  7,652                  --
Accrued expenses                          9,383                28,864                 42,241               8,212
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   510,602          $    104,263           $  1,817,086         $    34,973
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                     $49,622,662          $250,700,099           $234,126,858         $10,064,746
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $47,567,098          $240,025,021           $234,221,528         $ 9,418,492
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                   2,055,564            10,675,078                (94,670)            646,254
------------------------------------------------------------------------------------------------------------------
TOTAL                               $49,622,662          $250,700,099           $234,126,858         $10,064,746
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $2,159,988          $  910,267           $3,891,060            $2,550,556
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,159,988          $  910,267           $3,891,060            $2,550,556
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  126,112          $   32,857           $  268,886            $  156,234
Trustees fees and expenses              3,953               1,607                7,948                 4,080
Legal and accounting services          12,224              19,111               25,343                12,489
Custodian fee                          20,689              13,161               36,007                26,251
Miscellaneous                           6,429               4,340                7,566                 7,444
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  169,407          $   71,076           $  345,750            $  206,498
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    7,305          $    6,615           $   17,073            $    5,104
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    7,305          $    6,615           $   17,073            $    5,104
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  162,102          $   64,461           $  328,677            $  201,394
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,997,886          $  845,806           $3,562,383            $2,349,162
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (117,728)         $  (70,708)          $   47,444            $   43,338
   Financial futures contracts        (94,221)               (754)              (3,205)                4,870
   Options                                 --              (5,790)             (23,932)              (15,440)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (211,949)         $  (77,252)          $   20,307            $   32,768
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                  $2,872,170          $1,268,410           $5,142,272            $4,098,139
   Financial futures contracts        (44,446)             (2,372)             (10,085)               (5,177)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $2,827,724          $1,266,038           $5,132,187            $4,092,962
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $2,615,775          $1,188,786           $5,152,494            $4,125,730
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $4,613,661          $2,034,592           $8,714,877            $6,474,892
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                            $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   69,857           $   556,836            $   532,622           $  8,126
Trustees fees and expenses               1,560                12,448                 15,951                 87
Legal and accounting services           20,798                41,051                 17,974             22,140
Custodian fee                           18,284                66,707                 68,391              4,885
Miscellaneous                            4,739                13,584                 12,028              3,255
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  115,238           $   690,626            $   646,966           $ 38,493
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $   10,229           $    13,165            $    34,647           $  2,067
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $   10,229           $    13,165            $    34,647           $  2,067
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $  105,009           $   677,461            $   612,319           $ 36,426
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $1,392,066           $ 7,123,835            $ 7,075,961           $271,243
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  310,892           $  (208,669)           $  (873,514)          $  2,322
   Financial futures contracts        (135,277)           (1,159,521)              (296,585)                --
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $  175,615           $(1,368,190)           $(1,170,099)          $  2,322
------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $1,292,727           $10,278,077            $ 8,811,730           $410,986
   Financial futures contracts          46,864               401,691               (140,838)                --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $1,339,591           $10,679,768            $ 8,670,892           $410,986
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                             $1,515,206           $ 9,311,578            $ 7,500,793           $413,308
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $2,907,272           $16,435,413            $14,576,754           $684,551
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,997,886        $   845,806          $  3,562,383          $ 2,349,162
   Net realized gain (loss)              (211,949)           (77,252)               20,307               32,768
   Net change in unrealized
      appreciation (depreciation)       2,827,724          1,266,038             5,132,187            4,092,962
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 4,613,661        $ 2,034,592          $  8,714,877          $ 6,474,892
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 3,161,766        $ 1,741,984          $  5,271,085          $(9,047,944)
   Withdrawals                         (9,007,505)        (3,353,823)          (11,510,937)           1,418,978
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(5,845,739)       $(1,611,839)         $ (6,239,852)         $(7,628,966)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $(1,232,078)       $   422,753          $  2,475,025          $(1,154,074)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of period                $73,624,003        $30,619,677          $133,136,655          $85,576,468
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $72,391,925        $31,042,430          $135,611,680          $84,422,394
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,392,066          $  7,123,835           $  7,075,961         $   271,243
   Net realized gain (loss)                175,615            (1,368,190)            (1,170,099)              2,322
   Net change in unrealized
      appreciation (depreciation)        1,339,591            10,679,768              8,670,892             410,986
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,907,272          $ 16,435,413           $ 14,576,754         $   684,551
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 1,901,934          $  8,649,472           $  6,318,078         $   656,277
   Withdrawals                          (4,034,432)          (22,784,303)           (24,460,137)         (2,286,502)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(2,132,498)         $(14,134,831)          $(18,142,059)        $(1,630,225)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   774,774          $  2,300,582           $ (3,565,305)        $  (945,674)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of period                 $48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $49,622,662          $250,700,099           $234,126,858         $10,064,746
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                     (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized
      appreciation (depreciation)      (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $    682,374        $    264,247         $  2,599,974          $    831,172
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                        (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)               (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized
      appreciation (depreciation)       (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $    435,845          $  1,982,148           $    318,680         $    90,305
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                         (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of year                  $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ARIZONA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.46%(1)        0.52%       0.49%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                      0.44%(1)        0.51%       0.48%        0.48%        0.49%        0.50%
   Net investment income                 5.45%(1)        5.67%       5.21%        5.27%        5.56%        5.53%
Portfolio Turnover                         10%             25%         38%          23%          10%          18%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $72,392         $73,624     $94,333     $103,092     $112,472     $129,862
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.46%(1)        0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction            0.42%(1)        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income                 5.49%(1)        5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                          5%             14%         33%         18%         14%         53%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $31,042         $30,620     $37,874     $39,801     $42,624     $45,416
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.38%
   Net investment income                                                                                 5.73%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)        0.50%        0.50%        0.51%        0.53%        0.52%
   Expenses after custodian
      fee reduction                       0.49%(1)        0.48%        0.48%        0.50%        0.53%        0.50%
   Net investment income                  5.31%(1)        5.53%        5.15%        5.20%        5.50%        5.49%
Portfolio Turnover                           0%             20%          18%           7%          11%          23%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $135,612        $133,137     $157,894     $164,955     $174,978     $187,617
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    ------------------------------------------------------------
                                  (UNAUDITED)           2000        1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.48%(1)        0.52%        0.49%        0.50%        0.52%        0.54%
   Expenses after custodian
      fee reduction                      0.47%(1)        0.52%        0.48%        0.48%        0.50%        0.52%
   Net investment income                 5.48%(1)        5.67%        5.10%        5.19%        5.45%        5.50%
Portfolio Turnover                          6%             31%          31%          26%          16%          49%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $84,422         $85,576     $109,463     $130,236     $150,224     $173,465
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.47%(1)        0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                      0.43%(1)        0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income                 5.65%(1)        5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                         10%             12%         19%         23%         22%         45%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $49,623         $48,848     $60,393     $66,984     $70,674     $76,090
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.54%        0.53%        0.54%        0.54%        0.53%
   Expenses after custodian
      fee reduction                       0.54%(1)        0.54%        0.52%        0.52%        0.52%        0.52%
   Net investment income                  5.70%(1)        5.91%        5.39%        5.52%        5.84%        5.82%
Portfolio Turnover                          11%             26%          32%          14%          24%          39%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $250,700        $248,400     $309,333     $328,629     $352,772     $386,244
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.58%        0.54%        0.54%        0.55%        0.54%
   Expenses after custodian
      fee reduction                       0.52%(1)        0.58%        0.50%        0.50%        0.51%        0.50%
   Net investment income                  5.99%(1)        5.92%        5.49%        5.66%        5.96%        5.90%
Portfolio Turnover                           5%             18%          27%          13%          17%          30%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $234,127        $237,692     $314,873     $359,532     $402,221     $448,182
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                TEXAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(1)        0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction            0.72%(1)        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income                 5.33%(1)        5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                          8%             35%         55%         17%         17%         39%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $10,065         $11,010     $15,765     $17,837     $21,676     $24,367
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.37%
   Net investment income                                                                                 5.71%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   January 31, 2001 and for the six months then ended have not been audited by independent public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $126,112            0.34%
    Colorado                                    32,857            0.21%
    Connecticut                                268,886            0.40%
    Michigan                                   156,234            0.37%
    Minnesota                                   69,857            0.28%
    New Jersey                                 556,836            0.45%
    Pennsylvania                               532,622            0.45%
    Texas                                        8,126            0.16%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2001 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,262,920
    Sales                                      12,331,684

    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,386,252
    Sales                                       3,099,212
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Sales                                       6,144,428

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,778,998
    Sales                                      10,384,920
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,845,525
    Sales                                       6,250,497
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,458,259
    Sales                                      35,959,637

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,079,297
    Sales                                      29,200,532

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   747,725
    Sales                                       1,972,159

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2001, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 67,486,459
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,387,491
    Gross unrealized depreciation               (1,665,830)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,721,661
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,993,979
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,242,319
    Gross unrealized depreciation                 (635,873)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    606,446
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $125,293,900
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,369,531
    Gross unrealized depreciation               (1,446,004)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,923,527
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 77,524,544
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,612,793
    Gross unrealized depreciation               (1,139,182)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,473,611
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,428,623
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,702,185
    Gross unrealized depreciation                 (645,662)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,056,523
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $236,059,329
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,496,278
    Gross unrealized depreciation               (6,812,980)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 10,683,298
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $225,608,170
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,734,124
    Gross unrealized depreciation              (12,687,956)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     46,168
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $  9,316,728
    ------------------------------------------------------
    Gross unrealized appreciation             $    734,246
    Gross unrealized depreciation                  (87,992)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    646,254
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2001 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         3/01           18 U.S. Treasury Bond  Short         $ (46,233)
    Colorado                        3/01            8 U.S. Treasury Bond  Short            (1,294)
    Connecticut                     3/01           34 U.S. Treasury Bond  Short            (5,500)
    Michigan                        3/01           22 U.S. Treasury Bond  Short            (3,559)
    Minnesota                       3/01           14 U.S. Treasury Bond  Short              (959)
    New Jersey                      3/01          120 U.S. Treasury Bond  Short            (8,220)
    Pennsylvania                    3/01           55 U.S. Treasury Bond  Short          (140,838)

   At January 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122








EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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313-3/01                                                                  8CSRC